                   _________________________________________

                        THE BRINSON RELATIONSHIP FUNDS



                        BRINSON GLOBAL SECURITIES FUND

                            BRINSON SHORT-TERM FUND

                           BRINSON POST-VENTURE FUND

                            BRINSON HIGH YIELD FUND

                     BRINSON EMERGING MARKETS EQUITY FUND

                      BRINSON EMERGING MARKETS DEBT FUND



                                 ANNUAL REPORT

                               DECEMBER 31, 1996



                     GLOBAL INSTITUTIONAL ASSET MANAGEMENT
                   -----------------------------------------

                               TABLE OF CONTENTS

                                                                            PAGE
BRINSON GLOBAL SECURITIES FUND.............................................    1
     Schedule of Investments...............................................    5
     Statement of Assets and Liabilities...................................   17
     Statement of Operations...............................................   18
     Statements of Changes in Net Assets...................................   19
     Financial Highlights..................................................   20

BRINSON SHORT-TERM FUND....................................................   21
     Schedule of Investments...............................................   22
     Statement of Assets and Liabilities...................................   23
     Statement of Operations...............................................   24
     Statements of Changes in Net Assets...................................   25
     Financial Highlights..................................................   26

BRINSON POST-VENTURE FUND..................................................   27
     Schedule of Investments...............................................   30
     Statement of Assets and Liabilities...................................   34
     Statement of Operations...............................................   35
     Statements of Changes in Net Assets...................................   36
     Financial Highlights..................................................   37

BRINSON HIGH YIELD FUND....................................................   38
     Schedule of Investments...............................................   41
     Statement of Assets and Liabilities...................................   43
     Statement of Operations...............................................   44
     Statements of Changes in Net Assets...................................   45
     Financial Highlights..................................................   46

BRINSON EMERGING MARKETS EQUITY FUND.......................................   47
     Schedule of Investments...............................................   50
     Statement of Assets and Liabilities...................................   59
     Statement of Operations...............................................   60
     Statements of Changes in Net Assets...................................   61
     Financial Highlights..................................................   62

BRINSON EMERGING MARKETS DEBT FUND.........................................   63
     Schedule of Investments...............................................   66
     Statement of Assets and Liabilities...................................   68
     Statement of Operations...............................................   69
     Statements of Changes in Net Assets...................................   70
     Financial Highlights..................................................   71

The Brinson Relationship Funds -- Notes to Financial Statements............   72
Report of Independent Auditors.............................................   75

BRINSON GLOBAL SECURITIES FUND
================================================================================

The Brinson Global Securities Fund is diversified across the equity and fixed income markets of the U.S. and a broad range of other countries. This Fund is actively managed within an asset allocation framework, involving value-based market, currency and individual security selection. Our senior asset allocation, equity and fixed income professionals form the investment team for this Fund, supported by a globally integrated market analysis system. Security selection within each market is based on the fundamental research of our analytical teams in Chicago, Basel, Frankfurt, London, Melbourne, Paris, Singapore, Sydney and Tokyo.

The Brinson Global Securities Fund has provided an annualized return of 19.52% since its inception on April 30, 1995. This exceeds the corresponding 16.49% return of its benchmark, the Global Securities Markets Index (GSMI). In 1996, the Fund returned 15.03%, substantially outperforming the benchmark return of 12.68%. Positive contributors to relative performance were security selection, particularly in the U.S. and in the Japanese equity market, an overweight in emerging markets debt, and the currency risk hedging. The primary negative contributor was the underweight in most equity markets and the overweight in bonds.

Apart from emerging markets debt, which provided a return in 1996 of approximately 40%, bond markets turned in poor performance relative to equities. The U.S. bond market lagged markets elsewhere, with a total return that failed to exceed cash returns. Bond yields in the U.S. rose substantially in the first half of the year on stronger than anticipated economic news. In other developed markets, bond returns were generally quite good. The peripheral European bond markets in particular performed well, as spreads over German yields declined substantially due to the market's anticipation of a single currency in the coming years.

The U.S. equity market return of better than 20% was outdone by many of the European markets which were driven by a combination of lower interest rates and the anticipation of a profits recovery. The Japanese equity market stood in stark contrast with a local currency loss of almost 5% for the year. This was due in part to the failure of government spending programs and loose monetary policy to produce sustained economic strength.

While the emerging debt markets were producing spectacular gains, emerging equities were more subdued with an aggregate dollar return of under 10%. Returns in the high yield bond market, at over 12%, not surprisingly fell between equity and bond returns.

Currency risk hedges were beneficial during the year, as the overpriced yen and deutschemark-bloc currencies depreciated against the U.S. dollar. The risk hedges also benefited from interest rates in the U.S. exceeding rates in the overpriced currencies.

Asset allocation strategy continues to underweight equity markets, as prices remain in excess of fundamental value. Bond markets, apart from Japan, remain overweight as they provide the most attractive relative value. Emerging markets debt is also overweight, with small underweights in emerging equity and high yield bonds. Currency strategy remains focused on controlling the risks in overpriced core European currencies, and to a lesser extent the yen.

BRINSON GLOBAL SECURITIES FUND
================================================================================

Total Return

                                                                6 months        1 year      Annualized
                                                                 ended           ended       04/30/95*
                                                                12/31/96       12/31/96     to 12/31/96
---------------------------------------------------------------------------------------------------------
Brinson Global Securities Fund                                     9.28%        15.03%         19.52%
---------------------------------------------------------------------------------------------------------
Global Securities Markets Index **                                 6.61%        12.68%         16.49%
---------------------------------------------------------------------------------------------------------

*   Performance inception date of the Brinson Global Securities Fund.
** An un-managed index compiled by the Advisor, constructed as follows: 40% Wilshire 5000 Index; 22% MSCI Non-U.S.
Equity (Free) Index; 19% Salomon BIG Bond Index; 2% International Dollar Bond Index; 9% Salomon Non-U.S. Government Bond Index (unhedged); 2% JP Morgan EMBI+; 3% IFC Investable Index; and 3% High Yield Bond Index.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in the Brinson Global Securities Fund and the Global Securities Markets Index if you had invested $100,000 on April 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

BRINSON GLOBAL SECURITIES FUND
VS. GLOBAL SECURITIES MARKETS INDEX

               Brinson Global      Global Securities
               Securities Fund       Markets Index
04/30/95                   100,000          100,000
05/31/95                   103,327          102,509
06/30/95                   104,439          104,074
07/31/95                   106,942          107,316
08/31/95                   108,458          106,941
09/30/95                   110,483          109,803
10/31/95                   111,333          109,114
11/30/95                   114,689          112,380
12/31/95                   117,181          114,455
01/31/96                   119,499          116,106
02/29/96                   119,014          116,849
03/31/96                   120,123          117,787
04/30/96                   121,860          119,680
05/31/96                   122,513          120,984
06/30/96                   123,345          120,969
07/31/96                   121,479          117,459
08/31/96                   123,345          119,490
09/30/96                   127,331          123,636
10/31/96                   129,524          124,871
11/30/96                   134,752          130,122
12/31/96                   134,788          128,963

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

BRINSON GLOBAL SECURITIES FUND
================================================================================

TOP TEN U.S. EQUITY HOLDINGS                    TOP TEN NON U.S. EQUITY HOLDINGS

As of December 31, 1996                         As of December 31, 1996

                                    PERCENT OF                                                   PERCENT OF
                                    NET ASSETS                                                   NET ASSETS
--------------------------------------------------------------------------------------------------------------
1.   Chase Manhattan Corp.                1.37 %       1.   Royal Dutch Petroleum Co.                  0.22 %
2.   Xerox Corp.                          1.07         2.   Telecom Corp. of New Zealand Ltd.          0.22
3.   Lockheed Martin Corp.                1.06         3.   British Telecommunications PLC             0.22
4.   Burlington Northern Santa Fe         1.05         4.   General Electric Co. PLC                   0.21
5.   Corning, Inc.                        0.99         5.   Broken Hill Proprietary Co. Ltd.           0.21
6.   Citicorp                             0.96         6.   Lloyds TSB Group PLC                       0.20
7.   Philip Morris Companies, Inc.        0.94         7.   British Petroleum Co. PLC                  0.20
8.   Aon Corp.                            0.88         8.   Matsushita Electric Industrial Co.         0.18
9.   Goodyear Tire & Rubber Co.           0.81         9.   Toray Industries, Inc.                     0.18
10.  Enron Corp.                          0.73         10.  Grand Metropolitan PLC                     0.17

BRINSON GLOBAL SECURITIES FUND
================================================================================

INDUSTRY DIVERSIFICATION

As a Percent of Net Assets
As of December 31, 1996
U.S. EQUITIES
   Basic Industries                                               Insurance ....................................       0.75 %
       Chemicals ......................      0.19 %               Leisure & Tourism ............................       0.12
       Housing / Paper ................      1.17                 Machinery & Engineering ......................       0.25
       Metals .........................      0.15                 Merchandising ................................       0.74
                                         --------
                                             1.51                 Metals-Steel .................................       0.35
   Capital Investment                                             Miscellaneous Materials ......................       0.11
       Capital Goods ..................      2.59                 Multi-Industry ...............................       0.76
       Technology .....................      1.67                 Non-Ferrous Metals ...........................       0.40
                                         --------
                                             4.26                 Real Estate ..................................       0.12
   Consumer                                                       Recreation ...................................       0.09
       Autos / Durables ...............      0.07                 Shipping .....................................       0.15
       Discretionary ..................      1.88                 Telecommunications ...........................       0.91
       Health : Drugs .................      2.32                 Textiles & Apparel ...........................       0.04
       Health : Non-Drugs .............      1.15                 Transportation ...............................       0.14
       Non-Durables ...................      3.24                 Utilities ....................................       1.05
                                                                                                                 ----------
       Retail / Apparel ...............      1.19                           Total Non-U.S. Equities ............      16.49
                                         --------                                                                ----------
                                             9.85
                                                            EMERGING MARKETS EQUITIES ..........................       1.98
                                                                                                                 ----------
   Energy .............................      1.43
                                                            U.S. BONDS
   Financial                                                      Corporate Bonds
       Banks ..........................      2.91                      Asset-Backed ............................       1.14
       Non-Banks ......................      2.65                      CMO .....................................       0.60
                                         --------
                                             5.56                      Consumer ................................       0.09
                                                                       Energy ..................................       0.02
   Post Venture .......................      1.23                      Financial ...............................       1.29
                                                                       Industrial ..............................       0.46
   Services ...........................      1.84                      Telecommunications ......................       0.36
                                                                                                                 ----------
                                                                            Total U.S. Corporate Bonds .........       3.96
                                                                                                                 ----------
   Telephone ..........................      0.20
                                                                  International Dollar Bonds
   Transportation .....................      1.79                      Foreign Energy ..........................       0.25
                                                                       Foreign Financial .......................       1.10
   Utilities ..........................      0.69                      Foreign Government ......................       1.00
                                                                       Foreign Industrial ......................       0.04
   Miscellaneous ......................      0.76
                                         --------                      Foreign Supernational ...................       0.07
         Total U.S. Equities ..........     29.12                      Foreign Telecommunications ..............       0.08
                                         --------
                                                                       Foreign Utilities .......................       0.15
                                                                                                                 ----------
NON-U.S. EQUITIES                                                           Total International Dollar Bonds ...       2.69
                                                                                                                 ----------
   Airlines ...........................      0.04
   Appliances & Household Durables ....      0.36                 U.S. Government Agencies .....................       6.49
   Automobiles ........................      0.52                 U.S. Government Obligations ..................      10.08
                                                                                                                -----------
   Banking ............................      1.96                           Total U.S. Bonds ...................      23.22
                                                                                                                -----------
   Beverages & Tobacco ................      0.42
   Broadcasting & Publishing ..........      0.25           HIGH YIELD BONDS ...................................       2.52
                                                                                                                -----------
   Building Materials .................      0.32
   Business & Public Service ..........      0.56           NON-U.S. BONDS
   Chemicals ..........................      0.69                 Foreign Financial Bonds ......................       0.93
   Construction .......................      0.32                 Foreign Government Bonds .....................      20.03
                                                                                                                -----------
   Data Processing ....................      0.17                           Total Non-U.S. Bonds ...............      20.96
   Electric Components ................      0.20                                                               -----------
   Electronics ........................      0.74           EMERGING MARKETS DEBT ..............................       3.03
   Energy .............................      1.49                                                               -----------
   Financial Services .................      0.26           SHORT-TERM INVESTMENTS .............................       3.65
                                                                                                                -----------
   Food & House Products ..............      0.80                           TOTAL INVESTMENTS ..................     100.97
   Forest Products ....................      0.31           LIABILITIES,
   Gold Mining ........................      0.02                 LESS CASH AND OTHER ASSETS ...................      (0.97)
                                                                                                                -----------
   Health & Personal Care .............      0.71                           NET ASSETS .........................     100.00 %
   Industrial Components ..............      0.37                                                               ===========

BRINSON GLOBAL SECURITIES FUND                           SCHEDULE OF INVESTMENTS
================================================================================

December 31, 1996

                                                                           Shares              Value
                                                                        ------------       -------------
Equities - 47.59%
U.S. Equities - 29.12%
Aetna Life & Casualty Co. .........................................          114,900      $    9,192,000
Allergan, Inc. ....................................................          191,600           6,825,750
Allstate Corp. ....................................................          106,800           6,181,050
Alza Corp. (b) ....................................................          186,900           4,836,038
Aon Corp. .........................................................          250,400          15,556,100
Automatic Data Processing, Inc. ...................................          182,500           7,824,687
Avon Products, Inc. ...............................................          135,800           7,757,575
Bard (C.R.), Inc. .................................................          115,700           3,239,600
Beckman Instruments, Inc. .........................................           75,000           2,878,125
Birmingham Steel Corp. ............................................           75,000           1,425,000
Boston Technology, Inc. (b) .......................................           74,700           2,138,288
Brinker International, Inc. (b) ...................................           75,700           1,211,200
Brinson Post-Venture Fund (b) .....................................        1,414,293          21,569,249
Burlington Northern Santa Fe ......................................          213,800          18,466,975
Centerior Energy Co. ..............................................          157,300           1,690,975
Chase Manhattan Corp. .............................................          269,900          24,088,575
Choice Hotels International, Inc. (b) .............................          122,200           2,153,775
CIGNA Corp. .......................................................           92,700          12,665,137
Circuit City Stores, Inc. .........................................           34,600           1,042,325
Citicorp ..........................................................          163,400          16,830,200
CMS Energy Corp. ..................................................          204,400           6,872,950
Coca-Cola Enterprises, Inc. .......................................           99,900           4,845,150
Comerica, Inc. ....................................................           51,400           2,692,075
Comverse Technology, Inc. (b) .....................................           34,700           1,305,588
Corning, Inc. .....................................................          376,600          17,417,750
CPC International, Inc. ...........................................           46,100           3,572,750
CVS Corp. .........................................................          148,000           6,123,500
Dial Corp. ........................................................          183,300           2,703,675
EMC Corp./Mass. (b) ...............................................          267,500           8,860,937
Enron Corp. .......................................................          298,600          12,877,125
Federal Express Corp. (b) .........................................          278,000          12,371,000
Federated Department Stores (b) ...................................          109,100           3,723,038
FileNet Corp. (b) .................................................           44,500           1,412,875
First American Corp.-Tenn. ........................................           16,600             956,575
First Data Corp. ..................................................          162,170           5,919,205
First of America Bank Corp. .......................................           24,000           1,443,000
Footstar, Inc. (b) ................................................           42,545           1,058,307
Ford Motor Co. ....................................................          108,900           3,471,187
Forest Laboratories, Inc. (b) .....................................          126,900           4,155,975
Gannett Co., Inc. .................................................          124,800           9,344,400
General Instrument Corp. (b) ......................................          370,900           8,020,713
Genzyme Corp. (b) .................................................           75,400           1,639,950
Geon Co. ..........................................................           27,700             543,612
Goodyear Tire & Rubber Co. ........................................          275,900          14,174,363
Harnischfeger Industries, Inc. ....................................           82,300           3,960,687
Health Care and Retirement Corp. (b) ..............................          138,200           3,955,975
Interpublic Group of Companies, Inc. ..............................           92,900           4,412,750
James River Corp. of Virginia .....................................          107,400           3,557,625
Kimberly-Clark Corp. ..............................................           89,900           8,562,975
Kroger Co. (b) ....................................................           78,700           3,659,550
Lockheed Martin Corp. .............................................          203,941          18,660,602
Lyondell Petrochemical Co. ........................................          204,300           4,494,600
Manor Care, Inc. ..................................................          122,200           3,299,400
Martin Marietta Materials, Inc. ...................................           54,763           1,273,240
Masco Corp. .......................................................          116,600           4,197,600
Mattel, Inc. ......................................................          447,000          12,404,250
Nabisco Holdings Corp. Class A ....................................          135,400           5,263,675
National Semiconductor Corp. (b) ..................................           76,300           1,859,812
Nextel Communications, Inc. Class A (b) ...........................          188,000           2,444,000
Old Republic International Corp. ..................................           84,850           2,269,738
Peco Energy Co. ...................................................          121,100           3,057,775
Pentair, Inc. .....................................................           99,000           3,192,750
Pharmacia & Upjohn, Inc. ..........................................          238,000           9,430,750

BRINSON GLOBAL SECURITIES FUND                          SCHEDULE OF INVESTMENTS
===============================================================================

December 31, 1996

                                                           SHARES              VALUE
                                                         ---------         -------------
U.S. Equities - (continued)
Philip Morris Companies, Inc. ...................         147,500          $  16,612,187
Rhone-Poulenc Rorer, Inc. .......................          64,900              5,070,313
RJR Nabisco Convertible Preferred "C" ...........         608,000              4,104,000
Schering Plough Corp. ...........................         164,000             10,619,000
Seagate Technology, Inc. (b) ....................          50,100              1,978,950
SI Financing Trust I Preferred 9.500% ...........         145,000              3,697,500
Timken Co. ......................................          78,600              3,605,775
Tyson Foods, Inc. Class A .......................         223,900              7,640,587
Ultramar Diamond Shamrock Corp. .................         212,290              6,713,671
US Bancorp ......................................         113,800              5,106,775
USF&G Corp. .....................................          87,000              1,816,125
Vencor, Inc. (b) ................................          97,800              3,092,925
Viad Corp. ......................................         183,500              3,027,750
Westvaco Corp. ..................................          44,700              1,285,125
Whitman Corp. ...................................           7,900                180,713
WMX Technologies, Inc. ..........................         304,800              9,944,100
Xerox Corp. .....................................         356,100             18,739,762
York International Corp. ........................          76,800              4,291,200
360 Communications Co. (b) ......................          65,033              1,503,888
                                                                           -------------
Total U.S. Equities .............................                            512,066,424
                                                                           -------------

Non-U.S. Equities - 16.49%
Australia - 0.89%
Amcor Ltd. ......................................         116,700                749,883
Boral Ltd. ......................................         166,900                474,584
Broken Hill Proprietary Co. Ltd. ................         253,349              3,606,048
CRA Ltd. ........................................          88,009              1,380,602
David Jones Ltd. ................................         417,000                579,627
Lend Lease Corp. Ltd. ...........................          23,980                464,743
M.I.M. Holdings Ltd. ............................         356,819                498,810
National Australia Bank Ltd. ....................         145,420              1,709,465
News Corp. Ltd. .................................         304,730              1,607,154
News Corp. Ltd. Preferred .......................          66,000                293,566
Pacific Dunlop Ltd. .............................         200,145                508,708
Qantas Airways Ltd. .............................         152,780                254,836
Santos Ltd. .....................................         169,570                686,900
WMC Ltd. ........................................         132,415                834,036
Westpac Banking Corp. Ltd. ......................         276,050              1,569,911
Woolworth's Ltd. ................................         181,000                435,608
                                                                           -------------
                                                                              15,654,481
                                                                           -------------

Belgium - 0.52%
Delhaize-Le Lion S.A. ...........................           9,400                557,824
Electrabel S.A. .................................           6,980              1,650,264
Fortis AG .......................................           6,301              1,009,683
Fortis AG Strip (b) .............................             111                     56
Generale de Banque S.A. .........................           1,100                393,915
Groupe Bruxelles Lambert S.A. ...................           4,050                520,841
Kredietbank NV ..................................           3,030                992,051
Petrofina S.A. ..................................           3,700              1,176,471
Societe Generale de Belgique ....................           6,480                507,963
Solvay S.A. Class A .............................           1,315                804,164
Tractebel .......................................           1,815                844,232
Tractebel Warrants "99" (b) .....................           1,815                 26,284
Union Miniere Group S.A. (b) ....................           8,150                551,638
                                                                           -------------
                                                                               9,035,386
                                                                           -------------

Canada - 0.49%
Alcan Aluminium Ltd. ............................          18,250                615,834
Bank of Montreal ................................          16,555                526,629
Barrick Gold Corp. ..............................          11,195                320,592
BCE, Inc. .......................................          10,300                490,727
Canadian National Railway Co. ...................          12,700                482,759
Canadian Pacific Ltd. ...........................          41,790              1,099,175
Hudson's Bay Co. ................................          15,500                258,974

BRINSON GLOBAL SECURITIES FUND                           SCHEDULE OF INVESTMENTS
================================================================================

December 31, 1996

                                                                    SHARES               VALUE
                                                                 --------------       -------------
CANADA - (CONTINUED)
Imperial Oil Ltd. ...........................................           15,075       $     709,425
Moore Corp. Ltd. ............................................           14,700             304,597
Noranda, Inc. ...............................................           19,065             424,949
Northern Telecom Ltd. .......................................            6,330             393,489
NOVA Corp. ..................................................           28,660             254,063
Royal Bank of Canada ........................................           18,645             654,330
Seagram Co. Ltd. ............................................           16,065             635,872
Thomson Corp. ...............................................           40,970             904,234
TransCanada Pipelines Ltd. ..................................           24,955             436,977
                                                                                      -------------
                                                                                         8,512,626
                                                                                      -------------

FINLAND - 0.24%
Merita Ltd. Class A (b) .....................................          144,800             449,260
Nokia Ab Class A.............................................           36,900           2,136,021
Outokumpu OY Class A ........................................           23,500             400,249
Pohjola Insurance Group Class B .............................            8,200             184,140
Sampo Insurance Co. Ltd. Class A ............................            3,000             236,277
UPM-Kymmene Corp. (b) .......................................           38,700             810,273
                                                                                      -------------
                                                                                         4,216,220
                                                                                      -------------

FRANCE - 1.76%
Accor S.A. ..................................................            8,326           1,052,221
Alcatel Alsthom .............................................           11,222             899,711
AXA S.A. ....................................................            5,000             317,387
Banque Nationale de Paris ...................................           41,780           1,613,754
CEP Communications ..........................................            2,000             140,997
CEP Communications Warrants "97" (b) ........................            4,000               4,578
Cie Bancaire S.A. ...........................................            9,923           1,171,970
Cie de Saint Gobain .........................................           14,069           1,986,390
Cie de Suez .................................................           18,112             768,559
Cie Generale des Eaux .......................................           20,560           2,542,959
Colas .......................................................            2,105             303,682
Credit Local de France ......................................           19,081           1,658,994
Elf Aquitaine S.A. ..........................................           20,418           1,854,968
GAN (b) .....................................................            1,025              20,702
Groupe Danone ...............................................            2,800             389,405
L'Oreal S.A. ................................................              500             187,932
Lafarge S.A. ................................................            9,900             592,816
LVMH ........................................................            9,003           2,509,348
Michelin Class B ............................................           24,047           1,295,625
Pechiney S.A. Class A .......................................           20,873             872,870
Peugeot S.A. ................................................           18,410           2,068,102
Rhone-Poulenc Class A .......................................           48,000           1,633,331
SEITA .......................................................           16,600             692,904
Societe Generale ............................................           16,176           1,745,578
Total S.A. Class B ..........................................           29,881           2,425,565
UAP .........................................................           35,235             877,706
Usinor Sacilor ..............................................           94,100           1,366,601
                                                                                      -------------
                                                                                        30,994,655
                                                                                      -------------

GERMANY - 1.42%
Allianz AG Holding ..........................................            1,188           2,135,332
BASF AG .....................................................           33,370           1,277,548
Bayer AG ....................................................           45,280           1,834,882
Bayerische Motoren Werke AG .................................            1,696           1,168,744
Commerzbank AG ..............................................           35,640             904,240
Daimler-Benz AG (b) .........................................           19,000           1,300,694
Deutsche Bank AG ............................................           34,120           1,589,654
Deutsche Telekom AG (b) .....................................           56,000           1,166,440
Henkel KGaA-Vorzug AG .......................................           14,850             732,334
Hochtief AG .................................................            9,300             365,096
Hoechst AG ..................................................           15,800             730,997
M.A.N. AG ...................................................            2,560             617,118
Mannesmann AG ...............................................            3,185           1,368,572
Metro AG ....................................................           10,340             808,494

BRINSON GLOBAL SECURITIES FUND                          SCHEDULE OF INVESTMENTS
================================================================================

December 31, 1996

                                                               SHARES             VALUE
                                                            -----------       -------------
GERMANY - (continued)
Muenchener Rueckver AG ..................................           613       $   1,485,663
Muenchener Rueckver AG Warrants "98" (b) ................             8               1,666
Preussag AG .............................................         3,846             868,476
RWE AG ..................................................        24,550           1,025,904
Schering AG .............................................        15,770           1,329,260
Siemens AG ..............................................        11,800             546,854
Thyssen AG ..............................................         6,100           1,080,196
VEBA AG .................................................        28,470           1,634,933
Volkswagen AG ...........................................         2,450           1,013,481
                                                                              -------------
                                                                                 24,986,578
                                                                              -------------
HONG KONG - 0.23%
Cheung Kong Holdings Ltd. ...............................        44,000             391,085
China Light & Power Co. Ltd. ............................        93,000             413,606
Guoco Group Ltd. ........................................        49,000             274,302
Hang Seng Bank Ltd. .....................................        33,000             401,039
Hong Kong Telecommunications Ltd. .......................       141,600             227,918
Hutchison Whampoa Ltd. ..................................        89,000             699,007
Jardine Matheson Holdings ADR (c) .......................        32,000             211,200
New World Development Co. Ltd. ..........................        55,000             371,530
Sun Hung Kai Properties Ltd. ............................        27,000             330,741
Swire Pacific Ltd. Class A ..............................        45,500             433,829
Wharf (Holdings) Ltd. ...................................        71,000             354,316
                                                                              -------------
                                                                                  4,108,573
                                                                              -------------
ITALY - 0.58%
Assicurazioni Generali ..................................        53,130           1,004,595
Danieli & Co. Savings (Risp) ............................        92,000             384,216
Edison Spa ..............................................        47,000             296,744
ENI ADR (c) .............................................        18,300             944,737
ENI Spa .................................................       149,000             762,884
Fiat Spa-Priv ...........................................       582,800             960,154
INA-Istituto Nazionale delle Assicurazioni ..............       341,000             443,154
Istituto Mobilaire Italiano Spa .........................       129,400           1,106,347
Italgas Spa .............................................        71,500             297,897
La Rinascente ...........................................        44,000             254,653
La Rinascente Savings (Risp) ............................        70,600             180,157
La Rinascente Warrants "99" (b) .........................         2,880               1,267
Mediobanca Spa ..........................................        34,850             187,601
Montedison Spa (b) ......................................     1,356,756             922,648
SAI-Savings (Risp) ......................................        56,200             199,407
Telecom Italia Spa ..............................               644,000           1,253,693
Telecom Italia Mobile Spa .......................               698,000             993,864
                                                                              -------------
                                                                                 10,194,018
                                                                              -------------

JAPAN - 3.95%
Amada Co. Ltd. ..........................................       124,000             961,489
Asahi Glass Co. Ltd. ....................................       147,000           1,380,460
Bank of Tokyo-Mitsubishi Ltd. ...........................       110,800           2,052,382
Canon, Inc. .............................................       105,000           2,315,844
Canon Sales Co., Inc. ...................................        40,700             904,678
Citizen Watch Co. Ltd. ..................................       113,000             808,047
Dai Nippon Printing Co. Ltd. ............................       112,000           1,958,818
Daiichi Pharmaceutical Co. Ltd. .........................        81,000           1,298,010
Daikin Industries Ltd. ..................................       122,000           1,082,623
Daiwa House Industry Co. Ltd. ...........................        61,000             783,062
Fanuc ...................................................        47,700           1,524,658
Fujitsu .................................................        73,000             679,245
Hitachi Ltd. ............................................       239,000           2,223,830
Honda Motor Co. .........................................        31,000             884,036
Inax ....................................................       154,000           1,138,382
Isetan ..................................................        42,000             542,776
Ito Yokado Co. Ltd. .....................................        43,000           1,867,149
Kaneka Corp. ............................................        61,000             311,648
Keio Teito Electric Railway .............................       139,000             677,815

BRINSON  GLOBAL SECURITIES FUND                          SCHEDULE OF INVESTMENTS
================================================================================

December 31, 1996

                                                                            SHARES              VALUES
                                                                     -----------------    ----------------
JAPAN - (continued)
Kinki Nippon Railway ........................................                  140,000    $        872,060
Kirin Brewery Co. Ltd. ......................................                  132,000           1,296,459
Kokuyo ......................................................                   25,000             616,008
Kuraray Co. Ltd. ............................................                  108,000             995,606
Kyocera Corp. ...............................................                   10,000             622,038
Maeda Road Construction .....................................                   27,000             311,708
Matsushita Electric Industrial Co. ..........................                  193,000           3,142,673
Mitsubishi Paper Mills ......................................                  152,000             593,228
NGK Insulators ..............................................                  198,000           1,876,454
Nintendo Corp. Ltd. .........................................                   10,900             778,504
Nippon Denso Co. Ltd. .......................................                   83,000           1,995,089
Nippon Meat Packers, Inc. ...................................                   78,000           1,008,012
Nippon Steel Co. ............................................                   98,000             288,757
Okumura .....................................................                  123,000             746,033
Osaka Gas Co. ...............................................                  501,000           1,368,286
Sankyo Co. Ltd. .............................................                   89,000           2,515,034
Sanwa Bank Ltd. .............................................                   61,000             830,361
Secom .......................................................                   28,000           1,691,049
Seino Transportation ........................................                   42,000             463,169
Sekisui House Ltd. ..........................................                  235,000           2,389,076
Shinmaywa Industries Ltd. ...................................                  111,000             815,741
Sony Corp. ..................................................                   36,900           2,412,949
Sumitomo Bank ...............................................                  128,000           1,841,647
Sumitomo Electric Industries ................................                  100,000           1,395,709
Takeda Chemical Industries ..................................                   90,000           1,884,208
TDK Corp. ...................................................                   22,000           1,431,033
Tokio Marine & Fire Insurance Co. ...........................                  111,000           1,042,388
Tokyo Electric Power ........................................                   53,300           1,166,382
Tokyo Steel Mfg. ............................................                   90,000           1,279,400
Tonen Corp. .................................................                   89,000           1,035,151
Toray Industries, Inc. ......................................                  500,000           3,080,038
Toshiba Corp. ...............................................                  286,000           1,793,814
Toyo Suisan Kaisha ..........................................                   67,000             669,596
Toyota Motor Corp. ..........................................                   31,000             889,377
Yamazaki Baking Co. Ltd. ....................................                   58,000             924,442
                                                                                          ----------------
                                                                                                69,456,431
                                                                                          ----------------
MALAYSIA - 0.23%
Hume Industries (Malaysia) Bhd ..............................                   61,000             384,043
Kuala Lumpur Kepong Bhd .....................................                  127,500             323,104
Land & General Holdings Bhd .................................                  137,000             328,193
Malayan Banking Bhd .........................................                   26,400             292,695
Malaysia International Shipping Bhd (Frgn.) .................                   81,000             240,546
Nestle (Malaysia) Bhd .......................................                   12,000              96,456
Public Bank Bhd (Frgn.) .....................................                  145,333             307,872
Resorts World Bhd ...........................................                   62,000             282,320
Sime Darby Bhd ..............................................                  128,000             504,296
Telekom Malaysia Bhd ........................................                   30,000             267,274
Tenaga Nasional Bhd .........................................                  152,000             728,252
YTL Corp. Bhd ...............................................                   46,000             247,713
                                                                                          ----------------
                                                                                                 4,002,764
                                                                                          ----------------
NETHERLANDS - 1.07%
ABN AMRO Holdings NV ........................................                   24,864           1,615,722
Akzo Nobel NV ...............................................                    3,000             409,319
DSM NV ......................................................                    6,025             593,548
Hoogovens NV ................................................                    8,500             353,819
ING Groep NV ................................................                   63,313           2,276,735
KLM Royal Dutch Air Lines NV ................................                   14,500             407,412
KPN NV ......................................................                   39,654           1,510,781
Philips Electronics NV ......................................                   20,235             818,899
Royal Dutch Petroleum Co. ...................................                   22,200           3,887,599
Royal Dutch Petroleum Co. NY Shares (c) .....................                   16,700           2,851,525
Unilever NV .................................................                   14,015           2,476,143
Vendex International NV .....................................                   22,279             951,852

BRINSON GLOBAL SECURITIES FUND                         SCHEDULE OF INVESTMENTS
================================================================================

DECEMBER 31, 1996

                                                                            SHARES            VALUE
                                                                       ---------------   ---------------
NETHERLANDS - (continued)
VNU-Ver Ned Uitgevers .............................................           34,500     $       720,038
                                                                                         ---------------
                                                                                              18,873,392
                                                                                         ---------------

NEW ZEALAND - 0.55%
Brierley Investments Ltd. .........................................        1,681,900           1,556,765
Carter Holt Harvey Ltd. ...........................................          551,900           1,251,748
Fletcher Challenge Building .......................................          195,075             599,573
Fletcher Challenge Energy .........................................          202,075             585,394
Fletcher Challenge Forest Ltd. ....................................          363,629             608,917
Fletcher Challenge Paper ..........................................          403,150             828,917
Telecom Corp. of New Zealand Ltd. .................................          751,900           3,835,737
Telecom Corp. of New Zealand Ltd. ADS (c) .........................            5,320             430,920
                                                                                         ---------------
                                                                                               9,697,971
                                                                                         ---------------
SPAIN - 0.58%
Acerinox S.A. .....................................................            2,293             330,707
Banco Bilbao-Vizcaya S.A. .........................................           14,695             791,943
Banco Central Hispanoamericano ....................................           14,530             372,535
Banco Intercontinental Espanol S.A. ...............................            1,912             295,895
Banco Popular Espanol S.A. ........................................            3,370             660,657
Banco Santander S.A. ..............................................           13,590             868,214
Cia Sevillana de Electricidad .....................................           20,965             237,735
Empresa Nacional de Electridad S.A. ...............................           18,000           1,278,647
Fomento de Construcciones y Contratas S.A. ........................            4,700             437,209
Gas Natural SDG S.A. ..............................................            1,500             348,261
Iberdrola S.A. ....................................................           97,390           1,377,648
Mapfre Corp. ......................................................            7,400             450,002
Repsol S.A. .......................................................           18,950             725,512
Repsol S.A. ADR (c) ...............................................            6,680             254,675
Telefonica de Espana ..............................................           57,260           1,327,226
Vallehermosa S.A. .................................................           10,400             225,070
Viscofan Envolturas Celulosicas S.A. ..............................           19,040             278,117
                                                                                         ---------------
                                                                                              10,260,053
                                                                                         ---------------

SWITZERLAND - 0.32%
ABB AG (Bearer) ...................................................              250             310,010
CS Holdings AG (Reg.) .............................................            3,326             340,601
Nestle S.A. (Reg.) ................................................            1,519           1,625,682
Novartis AG (Reg.) ................................................            1,201           1,370,829
Roche Holding AG (Gen.) ...........................................              117             907,541
Schweiz Bankgesellschaft (Bearer) .................................              341             297,902
Societe Generale de Surveillance Holding S.A. (Bearer) ............               96             235,227
Zurich Versicherungs (Reg.) .......................................            1,788             495,372
                                                                                         ---------------
                                                                                               5,583,164
                                                                                         ---------------
UNITED KINGDOM - 3.66%
Abbey National PLC ................................................           82,000           1,073,592
Bank of Scotland ..................................................          136,000             718,056
Bass PLC ..........................................................           51,200             719,411
B.A.T. Industries PLC .............................................          292,000           2,421,256
Booker PLC ........................................................           58,300             398,611
British Energy PLC ................................................          631,000           1,587,489
British Gas PLC ...................................................          593,300           2,279,580
British Petroleum Co. PLC .........................................          288,565           3,459,509
British Steel PLC .................................................          499,000           1,370,691
British Telecommunications PLC ....................................          563,050           3,801,527
Charter PLC .......................................................           75,086             951,586
Coats Viyella PLC .................................................          342,800             780,291
FKI PLC ...........................................................          280,687             970,371
General Electric Co. PLC ..........................................          573,500           3,749,392
Glaxo Wellcome PLC ................................................           88,700           1,439,117
Grand Metropolitan PLC ............................................          372,100           2,923,052
Guinness PLC ......................................................          294,700           2,307,466
Hanson PLC ........................................................          544,900             760,044
Hillsdown Holdings PLC ............................................          406,700           1,392,093
House of Fraser PLC ...............................................          473,900           1,244,971

BRINSON GLOBAL SECURITIES FUND                           SCHEDULE OF INVESTMENTS
================================================================================

December 31, 1996

                                                                                      SHARES               VALUE
                                                                                   -----------         -------------
UNITED KINGDOM - (continued)
HSBC Holdings PLC .....................................................                 94,000         $   2,101,044
Imperial Chemical Industries PLC ......................................                 29,000               381,422
Legal & General Group PLC .............................................                209,750             1,335,393
Lloyds TSB Group PLC ..................................................                487,000             3,588,114
Marks & Spencer PLC ...................................................                236,800             1,989,882
Millennium Chemicals, Inc. (b,c) ......................................                  4,456                79,089
Mirror Group PLC ......................................................                201,100               741,692
National Power PLC ....................................................                139,100             1,164,126
National Westminster Bank PLC .........................................                 83,000               973,755
Peninsular & Oriental Steam Navigation Co. ............................                232,900             2,351,720
Reckitt & Colman PLC ..................................................                 40,375               500,282
Redland PLC ...........................................................                 67,500               423,391
RJB Mining PLC ........................................................                159,400             1,173,062
Royal & Sun Alliance Insurance Group PLC ..............................                139,305             1,059,748
RTZ Corp. PLC .........................................................                 93,400             1,496,990
Sainsbury (J.) PLC ....................................................                193,000             1,281,602
Scottish Hydro-Electric PLC ...........................................                152,400               855,506
Sears PLC .............................................................                575,600               935,855
Sedgwick Group PLC ....................................................                385,600               867,814
SmithKline Beecham PLC ................................................                110,700             1,533,658
Smurfit (Jefferson) Group PLC .........................................                205,000               608,720
Tesco PLC .............................................................                163,200               990,149
Thames Water PLC ......................................................                110,900             1,162,524
Unilever PLC ..........................................................                 53,100             1,287,286
Vodafone Group PLC ....................................................                150,800               636,184
Yorkshire Water PLC ...................................................                 42,000               509,276
                                                                                                       -------------
                                                                                                          64,376,389
                                                                                                       -------------
TOTAL NON-U.S. EQUITIES ...............................................                                  289,952,701
                                                                                                       -------------

EMERGING MARKETS EQUITIES - 1.98%
Brinson Emerging Markets Equity Fund (b) ..............................              3,416,976            34,805,999
                                                                                                       -------------

Total Equities
   (Cost $737,540,436) ................................................                                  836,825,124
                                                                                                       -------------

                                                                                      FACE
BONDS - 49.73%                                                                       AMOUNT                VALUE
                                                                                   -----------         -------------
U.S. BONDS - 23.22%
U.S. CORPORATE BONDS - 3.96%
Asset Securitization Corp. 96-D3, 7.210%, due 10/13/26 ................            $ 2,060,000             2,101,281
Barnett Capital Trust I 144A, 8.060%, due 12/01/26 ....................              5,000,000             5,110,000
BellSouth Corp., 0.000%, due 12/15/15 .................................                680,000               150,959
Capital One Bank, 6.830%, due 05/17/99 ................................              6,520,000             6,550,096
Chase Manhattan Credit Card Trust 96-4A, 6.730%, due 02/15/03 .........              4,340,000             4,400,109
Chemical Master Credit Card Trust 95-2A, 6.230%, due 06/15/03 .........              3,915,000             3,904,899
Citicorp Mortgage Securities, 5.750%, due 06/25/09 ....................              4,089,425             3,463,334
Countrywide Funding FRN, 6.650%, due 12/01/03 .........................              3,000,000             2,876,250
Dayton Hudson Credit Card Master Trust 95-1A, 6.100%, due 02/25/02 ....                650,000               651,749
Ford Motor Co., 7.250%, due 10/01/08 ..................................              5,000,000             5,042,615
Ford Motor Credit Corp. MTN, 5.370%, due 09/08/98 .....................              5,000,000             4,940,185
GE Capital Mtg. Services, Inc. 94-9A, 6.500%, due 02/25/24 ............              3,602,869             3,023,095
GMAC MTN, 7.450%, due 06/05/97 ........................................              5,250,000             5,291,575
Green Tree Financial
    94-2, 8.300%, due 05/15/19 ........................................              1,810,000             1,914,400
    94-6, 8.250%, due 11/15/19 ........................................                100,000               106,130
Kern River Funding Corp., 6.720%, due 09/30/01 ........................                275,000               275,623
Lockheed Martin Corp., 7.700%, due 06/15/08 ...........................              3,000,000             3,140,505
News America Corp., 7.750%, due 01/20/24 ..............................              6,435,000             6,151,191
Premier Auto Trust 96-4A, 6.400%, due 10/06/01 ........................              5,475,000             5,501,280
Salomon, Inc., 6.750%, due 02/15/03 ...................................              3,000,000             2,929,488
Standard Credit Card Trust 90-6A, 9.375%, due 07/10/97 ................                600,000               611,754
Time Warner, Inc., 9.150%, due 02/01/23 ...............................                215,000               232,991
Time Warner Entertainment, Inc., 8.375%, due 03/15/23 .................              1,250,000             1,270,596
                                                                                                       -------------
                                                                                                          69,640,105
                                                                                                       -------------

BRINSON GLOBAL SECURITIES FUND                           SCHEDULE OF INVESTMENTS
================================================================================

December 31, 1996

                                                                                           FACE
                                                                                          AMOUNT             VALUE
                                                                                       -----------        -----------
INTERNATIONAL DOLLAR BONDS - 2.69%
Abbey National PLC, 7.350%, due 10/29/49 .....................................        $    645,000       $    651,153
Abbey National Treasury Service, 5.000%, due 01/31/97 ........................             700,000            699,729
ABN AMRO Bank NV (Chicago), 6.625%, due 10/31/01 .............................           1,000,000            999,282
African Development Bank, 7.375%, due 04/06/23 ...............................             600,000            605,882
AT&T Corp., 8.250%, due 01/11/00 .............................................             400,000            420,742
Bayerische Landesbank, 6.850%, due 07/19/01 ..................................           3,820,000          3,878,698
BCH Cayman Islands Ltd., 7.700%, due 07/15/06 ................................           3,500,000          3,602,043
Deutsche Bank Financial, 6.700%, due 12/13/06 ................................             770,000            754,415
International Bank for Reconstruction & Development, 9.250%, due 11/17/98 ....             700,000            739,300
International Telecom Satellite, 8.125%, due 02/28/05 ........................             890,000            960,491
Kingdom of Sweden, 12.750%, due 10/15/97  ....................................             700,000            735,924
Korea Development Bank, 6.625%, due 11/21/03 .................................             485,000            481,397
LKB, 8.125%, due 01/27/00 ....................................................           1,000,000          1,050,858
Petroliam Nasional, 7.125%, due 08/15/05 .....................................             700,000            705,963
Province of Quebec
    9.000%, due 05/08/01 .....................................................             600,000            651,610
    7.500%, due 07/15/23 .....................................................           5,500,000          5,490,375
Ras Laffan Liquefied Natural Gas Co. Ltd. 144A, 8.294%, due 03/15/14 .........           4,340,000          4,412,513
Republic of Austria, 8.625%, due  01/14/00 ...................................             600,000            638,897
Republic of Colombia EMTN, 8.660%, due 10/07/16 ..............................           3,000,000          3,143,835
Republic of Ireland, 9.500%, due 04/03/00 ....................................             700,000            763,283
Republic of Italy
    0.000%, due 03/01/99 .....................................................             600,000            525,375
    6.875%, due 09/27/23 .....................................................           4,750,000          4,490,322
Royal Bank of Scotland, 7.375%, due 04/01/06 .................................             985,000            981,673
S.E. Banken 144A, 6.625%, due 03/29/49 .......................................             500,000            492,500
State Bank of New South Wales, 10.375%, due 04/26/99 .........................             700,000            759,004
Southern Investments UK, 6.800%, due 12/01/06 ................................           2,740,000          2,681,989
Swedbank FRN
    7.383%, due 10/29/49 .....................................................             750,000            766,875
    7.500%, due 11/29/49 .....................................................           4,000,000          4,095,000
Swedish Export Credit, 9.875%, due 03/15/38 ..................................             525,000            565,002
Telstra Corp. Ltd., 6.500%, due 11/28/05 .....................................             650,000            634,357
                                                                                                          -----------
                                                                                                           47,378,487
                                                                                                          -----------

U.S. GOVERNMENT AGENCIES - 6.49%
Federal Home Loan Mortgage Corp.
    6.520%, due 01/02/02 .....................................................           9,000,000          9,026,559
    5.800%, due 08/15/19 .....................................................             550,000            513,744
    10.000%, due 07/15/20 ....................................................           2,724,076          2,928,409
    6.500%, due 05/15/21 .....................................................           3,252,786          2,951,839
Federal Home Loan Mortgage Corp. Gold, 9.500%, due 04/01/25 ..................           2,795,338          3,008,483
Federal National Mortgage Association
    6.500%, due 08/25/01 .....................................................             630,000            602,412
    6.500%, due 03/01/03 .....................................................          15,055,000         14,895,116
    6.220%, due 03/13/06 .....................................................           1,000,000            966,752
    8.500%, due 06/25/06 .....................................................           6,245,000          6,356,473
    7.000%, due 11/01/25 .....................................................          11,407,385         11,168,172
    6.500%, due 03/01/26 .....................................................          27,770,000         26,494,330
    7.500%, due 12/01/26 .....................................................          11,121,547         11,122,214
Federal National Mortgage Association Strip
    8.000%, due 07/01/24 Interest Only .......................................           3,284,204          1,012,060
    0.000%, due 07/01/26 Principal Only ......................................           2,978,715          2,004,109
Government National Mortgage Association
    8.000%, due 11/15/22 .....................................................           5,019,800          5,158,748
    7.500%, due 12/15/22 .....................................................           3,649,187          3,669,185
    8.000%, due 12/15/22 .....................................................           2,347,918          2,412,908
    7.000%, due 12/15/23 .....................................................           2,018,368          1,983,652
    7.500%, due 11/15/24 .....................................................           7,802,358          7,831,227
                                                                                                          -----------
                                                                                                          114,106,392
                                                                                                          -----------
U.S. GOVERNMENT OBLIGATIONS - 10.08%
U.S. Treasury Coupon Strips, 0.000%, due 05/15/08 ............................          16,275,000          7,745,435

BRINSON GLOBAL SECURITIES FUND                           SCHEDULE OF INVESTMENTS
================================================================================

December 31, 1996

                                                                 FACE
                                                                AMOUNT           VALUE
                                                            -------------     ------------
U.S. GOVERNMENT OBLIGATIONS - (CONTINUED)
U.S. Treasury Notes and Bonds
    5.500%, due 11/15/98 .......................            $   8,620,000     $  8,555,350
    6.250%, due 10/31/01 .......................               44,315,000       44,342,697
    6.500%, due 05/15/05 .......................               10,065,000       10,137,347
    7.000%, due 07/15/06 .......................               52,780,000       54,841,745
    8.125%, due 05/15/21 .......................               44,515,000       51,637,400
                                                                              ------------
                                                                               177,259,974
                                                                              ------------

TOTAL U.S. BONDS ...............................                               408,384,958
                                                                              ------------

                                                               SHARES            VALUE
                                                            -------------     ------------
HIGH YIELD BONDS - 2.52%
Brinson High Yield Fund (b) ....................                3,601,899       44,366,394
                                                                              ------------

                                                                 FACE
                                                                AMOUNT            VALUE
                                                            -------------     ------------
NON-U.S. BONDS - 20.96%
BELGIUM - 0.85%
Kingdom of Belgium
    9.000%, due 07/30/98 .......................  BEF          77,000,000        2,634,258
    8.750%, due 06/25/02 .......................               66,000,000        2,453,248
    9.000%, due 03/28/03 .......................               10,000,000          378,127
    6.500%, due 03/31/05 .......................               92,000,000        3,053,295
    8.500%, due 10/01/07 .......................              132,000,000        4,959,688
    7.500%, due 07/29/08 .......................               27,000,000          941,466
    8.000%, due 03/28/15 .......................               17,000,000          611,293
                                                                              ------------
                                                                                15,031,375
                                                                              ------------

CANADA - 2.66%
Government of Canada
    7.500%, due 09/01/00 .......................  CAD           5,950,000        4,676,172
    7.250%, due 06/01/03 .......................                7,475,000        5,827,238
    6.500%, due 06/01/04 .......................                5,000,000        3,723,260
    8.750%, due 12/01/05 .......................                2,900,000        2,461,339
    7.000%, due 12/01/06 .......................                5,700,000        4,337,589
    9.000%, due 03/01/11 .......................                3,955,000        3,457,378
    4.250%, due 12/01/21 (d) ...................               24,755,000       19,934,114
    4.250%, due 12/01/26 (d) ...................                3,000,000        2,282,034
                                                                              ------------
                                                                                46,699,124
                                                                              ------------

DENMARK - 2.19%
Kingdom of Denmark
    9.000%, due 11/15/98 .......................  DKK          13,400,000        2,473,783
    9.000%, due 11/15/00 .......................               22,200,000        4,288,410
    8.000%, due 05/15/03 .......................               23,100,000        4,337,736
    7.000%, due 12/15/04 .......................               70,400,000       12,439,255
    8.000%, due 03/15/06 .......................               21,900,000        4,083,812
    7.000%, due 11/15/07 .......................               38,500,000        6,634,330
    7.000%, due 11/10/24 .......................               26,000,000        4,178,406
                                                                              ------------
                                                                                38,435,732
                                                                              ------------

FRANCE - 2.72%
Government of France (OAT)
    9.500%, due 06/25/98 .......................  FRF          24,800,000        5,170,662
    7.750%, due 04/12/00 .......................                9,500,000        2,032,046
    5.750%, due 03/12/01 .......................               24,500,000        4,952,123
    8.500%, due 04/25/03 .......................                5,250,000        1,193,664
    8.250%, due 02/27/04 .......................               10,150,000        2,288,226
    6.750%, due 10/25/04 .......................               14,400,000        2,998,996
    7.500%, due 04/25/05 .......................               19,400,000        4,194,433
    7.250%, due 04/25/06 .......................               37,500,000        7,959,923
    8.500%, due 10/25/08 .......................               19,000,000        4,439,071
    8.500%, due 12/26/12 .......................               54,000,000       12,658,895
                                                                              ------------
                                                                                47,888,039
                                                                              ------------

BRINSON GLOBAL SECURITIES FUND                           SCHEDULE OF INVESTMENTS
================================================================================
December 31, 1996

                                                                            FACE
                                                                           AMOUNT                 VALUE
                                                                       --------------         --------------
GERMANY - 4.58%
Bundesrepublik Deutscheland
    8.500%, due 08/21/00 ....................................    DEM       19,350,000       $    14,269,856
    5.250%, due 02/21/01 ....................................              11,500,000             7,685,322
    8.375%, due 05/21/01 ....................................              18,800,000            13,976,484
    6.750%, due 04/22/03 ....................................              14,200,000             9,930,141
    6.500%, due 07/15/03 ....................................               5,900,000             4,071,157
    6.750%, due 07/15/04 ....................................               1,300,000               905,217
    6.000%, due 01/05/06 ....................................               2,100,000             1,383,784
    6.250%, due 04/26/06 ....................................              12,500,000             8,383,622
    6.000%, due 06/20/16 ....................................               3,500,000             2,150,964
    6.250%, due 01/04/24 ....................................               2,260,000             1,391,841
Treuhandanstalt
    6.875%, due 06/11/03 ....................................               5,800,000             4,074,414
    6.250%, due 03/04/04 ....................................              18,200,000            12,325,832
                                                                                              --------------
                                                                                                 80,548,634
                                                                                              --------------
ITALY - 2.38%
Republic of Italy (BTP)
    9.500%, due 12/01/97 ....................................    ITL    4,500,000,000             3,021,703
    8.500%, due 01/01/99 ....................................          11,400,000,000             7,804,933
    9.500%, due 02/01/99 ....................................           9,700,000,000             6,760,335
    8.500%, due 08/01/99 ....................................           2,400,000,000             1,649,931
    9.500%, due 02/01/01 ....................................           5,700,000,000             4,116,521
    11.500%, due 03/01/03 ...................................           6,000,000,000             4,794,476
    8.500%, due 01/01/04 ....................................           9,430,000,000             6,654,646
    10.500%, due 09/01/05 ...................................           8,900,000,000             6,994,739
                                                                                              --------------
                                                                                                 41,797,284
                                                                                              --------------
NETHERLANDS - 2.80%
Government of Nederlands
    8.500%, due 03/15/01 ....................................    NLG        9,460,000             6,286,795
    8.250%, due 06/15/02 ....................................               3,800,000             2,542,927
    6.500%, due 04/15/03 ....................................              11,900,000             7,368,272
    5.750%, due 01/15/04 ....................................              13,600,000             8,035,613
    6.000%, due 01/15/06 ....................................               1,400,000               828,005
    8.500%, due 06/01/06 ....................................               2,300,000             1,594,323
    8.250%, due 02/15/07 ....................................              15,690,000            10,756,317
    8.250%, due 09/15/07 ....................................              17,090,000            11,750,672
                                                                                              --------------
                                                                                                 49,162,924
                                                                                              --------------
SWEDEN - 0.65%
Government of Sweden
    13.000%, due 06/15/01 ...................................    SWK       18,000,000             3,398,884
    10.250%, due 05/05/03 ...................................              19,000,000             3,386,441
    6.000%, due 02/09/05 ....................................              21,000,000             2,980,474
    9.000%, due 04/20/09 ....................................              10,000,000             1,722,496
                                                                                              --------------
                                                                                                 11,488,295
                                                                                              --------------

UNITED KINGDOM - 2.13%
UK Treasury
    7.000%, due 11/06/01 ....................................    GBP        1,905,000             3,229,746
    8.000%, due 06/10/03 ....................................               6,085,000            10,765,649
    6.750%, due 11/26/04 ....................................               3,340,000             5,510,814
    8.500%, due 12/07/05 ....................................               2,720,000             4,959,182
    7.500%, due 12/07/06 ....................................               2,565,000             4,392,612
    9.000%, due 10/13/08 ....................................               4,535,000             8,591,881
                                                                                              --------------
                                                                                                 37,449,884
                                                                                              --------------

TOTAL NON-U.S. BONDS ........................................                                   368,501,291
                                                                                              --------------

                                                                           SHARES                 VALUE
                                                                       --------------         -------------
EMERGING MARKETS DEBT - 3.03%
Brinson Emerging Markets Debt Fund (b) ......................               3,153,940            53,243,554
                                                                                              --------------
TOTAL BONDS
    (COST $856,428,662) .....................................                                   874,496,197
                                                                                              --------------

BRINSON GLOBAL SECURITIES FUND                           SCHEDULE OF INVESTMENTS
================================================================================

December 31, 1996


                                                                               FACE
                                                                              AMOUNT             VALUE
                                                                          -------------      -------------
SHORT-TERM INVESTMENTS - 3.65%
U.S. GOVERNMENT OBLIGATIONS - 0.23%
U.S. Treasury Bills
    4.960%, due 05/01/97 .........................................       $      175,000     $      172,107
    4.990%, due 05/01/97 .........................................              230,000            226,174
    5.063%, due 05/01/97 .........................................            3,645,000          3,583,491
                                                                                             -------------
                                                                                                 3,981,772
                                                                                             -------------

COMMERCIAL PAPER - 3.42%
Burlington Northern Santa Fe, 5.650%, due 01/17/97 ...............            2,500,000          2,493,722
Case Credit Corp., 5.510%, due 01/07/97 ..........................            2,500,000          2,497,704
Cincinnati Bell, Inc., 7.250%, due 01/02/97 ......................            9,720,000          9,718,042
Columbia/HCA Healthcare Corp., 5.700%, due 02/11/97 ..............            2,000,000          1,987,017
Crown Cork & Seal Co., Inc.
    5.520%, due 01/10/97 .........................................            2,000,000          1,997,240
    5.580%, due 01/29/97 .........................................            2,400,000          2,389,584
    5.580%, due 01/31/97 .........................................            3,200,000          3,185,120
CSX Corp., 5.520%, due 01/15/97 ..................................            2,000,000          1,995,707
Harris Corp., 5.600%, due 01/07/97 ...............................            3,000,000          2,997,200
Lockheed Martin Corp., 6.970%, due 01/02/97 ......................            2,227,000          2,226,569
PS Colorado Credit Corp., 5.580%, due 02/12/97 ...................            1,100,000          1,092,839
Rite Aid Corp.
    5.750%, due 01/06/97 .........................................            2,168,000          2,166,269
    5.550%, due 01/08/97 .........................................            2,000,000          1,997,842
    5.550%, due 02/18/97 .........................................            1,500,000          1,488,900
Reynolds Metals Co., 5.770%, due 01/17/97 ........................            1,000,000            997,435
Supervalu, Inc., 6.250%, due 01/21/97 ............................            2,000,000          1,993,056
Tenneco, Inc., 6.000%, due 01/16/97 ..............................            2,500,000          2,493,750
Texas Utilities Co., 7.250%, due 01/02/97 ........................            1,993,000          1,992,599
Textron, Inc., 5.620%, due 01/10/97 ..............................            2,000,000          1,997,190
Tyson Foods, Inc.
    5.580%, due 01/06/97 .........................................            2,500,000          2,498,062
    5.750%, due 01/09/97 .........................................            3,005,000          3,001,160
US West Capital Funding, Inc., 5.630%, due 02/05/97 ..............            2,000,000          1,989,053
Vastar Resources, Inc., 6.020%, due 01/03/97 .....................            2,000,000          1,999,331
Whirlpool Financial Corp., 6.000%, due 01/02/97 ..................            3,000,000          2,999,500
                                                                                             -------------
                                                                                                60,194,891
                                                                                             -------------
TOTAL SHORT-TERM INVESTMENTS
    (COST $64,176,663) ...........................................                              64,176,663
                                                                                             -------------

TOTAL INVESTMENTS
   (COST $1,658,145,761) - 100.97%  (a) ..........................                           1,775,497,984
                                                                                             -------------

LIABILITIES, LESS CASH AND OTHER ASSETS - (0.97%) ................                             (16,988,518)
                                                                                             -------------

NET ASSETS - 100% ................................................                          $1,758,509,466
                                                                                             =============

              See accompanying notes to schedule of investments.

BRINSON GLOBAL SECURITIES FUND                          SCHEDULE OF INVESTMENTS
===============================================================================

December 31, 1996

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $1,658,145,761; and net unrealized appreciation consisted of:

          Gross unrealized appreciation      $   147,135,511
          Gross unrealized depreciation          (29,783,288)
                                             ---------------
              Net unrealized appreciation    $   117,352,223
                                             ===============

(b)  Non-income producing security.
(c)  Denominated in U.S. dollars.
(d)  Linked to Canadian's retail price index.  Reset semi-annually.
FRN: Floating rate note - The rate disclosed is that in effect at December 31, 1996.
MTN: Medium term note
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1996, the value of these securities amounted to $10,015,013 or 0.57% of net assets.

FORWARD FOREIGN CURRENCY CONTRACTS (NOTE 5)
The Brinson Global Securities Fund had the following open forward foreign currency contracts as of December 31, 1996:

                                                                    SETTLEMENT        LOCAL          CURRENT      UNREALIZED
                                                                       DATE         CURRENCY          VALUE       GAIN/(LOSS)
                                                                    -----------  ---------------  -------------  -------------

FORWARD FOREIGN CURRENCY BUY CONTRACTS:
Belgian Franc..............................................            05/05/97       30,000,000    $   952,466    $  (26,327)

FORWARD FOREIGN CURRENCY SALE CONTRACTS:
Belgian Franc..............................................            05/02/97      780,000,000     24,759,023       565,653
British Pound..............................................            05/02/97       10,500,000     17,912,996      (889,346)
Canadian Dollar............................................            05/02/97       49,000,000     36,026,763       890,287
Danish Kroner..............................................            05/02/97      210,000,000     35,828,229       587,114
Dutch Guilder..............................................            05/02/97      108,000,000     62,940,731     1,429,277
Dutch Guilder..............................................            05/05/97       11,000,000      6,411,935       (89,278)
French Franc...............................................            05/02/97      350,000,000     67,818,286     1,366,715
French Franc...............................................            05/05/97       70,000,000     13,566,126      (233,809)
German Mark................................................            05/02/97      143,000,000     93,512,948     2,024,198
German Mark................................................            05/05/97       22,000,000     14,389,453      (213,282)
Italian Lira...............................................            05/02/97   33,000,000,000     21,598,272       (43,029)
Italian Lira...............................................            05/05/97   10,000,000,000      6,544,425       (79,257)
Japanese Yen...............................................            05/02/97    7,300,000,000     63,967,753     1,769,586
Swiss Franc................................................            05/02/97        7,000,000      5,277,542       395,527
                                                                                                                   ----------
   Total                                                                                                           $7,454,029
                                                                                                                   ==========

FUTURES CONTRACTS (NOTE 6)
The Brinson Global Securities Fund had the following open futures contracts as of December 31, 1996:

                                                                    SETTLEMENT         COST/         CURRENT      UNREALIZED
                                                                       DATE           PROCEEDS        VALUE       GAIN/(LOSS)
                                                                    -----------     ------------   ------------  ------------
INDEX FUTURES BUY CONTRACTS
Topix, 18 contracts...........................................      March 1997       $ 2,374,257    $ 2,282,760    $  (91,497)

INTEREST RATE FUTURES BUY CONTRACTS

5 year U.S. Treasury Notes, 239 contracts.....................      March 1997        25,747,000     25,475,906      (271,094)
10 year U.S. Treasury Notes, 275 contracts....................      March 1997        30,505,937     30,009,375      (496,562)
30 year U.S. Treasury Bonds, 157 contracts....................      March 1997        18,073,500     17,682,125      (391,375)

INDEX FUTURES SALE CONTRACTS
Standard & Poor's 500, 204 contracts..........................      March 1997        77,191,000     75,939,000     1,252,000
                                                                                                                   ----------
      Total...................................................                                                        $ 1,472
                                                                                                                   ==========

The segregated cash and market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1996 were $580,360 and $3,981,772, respectively.

                See accompanying notes to financial statements.

BRINSON GLOBAL SECURITIES FUND                             FINANCIAL STATEMENTS
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

ASSETS:
   Investments, at value (Note 1):
      Unaffiliated issuers (Cost $1,508,460,735).................................     $1,621,512,788
      Affiliated issuers (Cost $149,685,026).....................................        153,985,196
   Cash..........................................................................            744,673
   Foreign currency, at value (Cost $3,747,297)..................................          3,795,377
   Receivables:
      Investment securities sold.................................................          1,547,541
      Dividends..................................................................          1,737,745
      Interest...................................................................         16,801,711
      Fund shares sold...........................................................          7,575,224
      Net unrealized appreciation on forward foreign currency contracts..........          7,454,029
      Variation margin (Note 6)..................................................            865,829
                                                                                      --------------
             TOTAL ASSETS........................................................      1,816,020,113
                                                                                      --------------


LIABILITIES:
   Payables:
      Investment securities purchased...........................................          57,288,883
      Fund shares redeemed......................................................             149,723
      Accrued expenses..........................................................              17,145
   Other liabilities............................................................              54,896
                                                                                      --------------
             TOTAL LIABILITIES..................................................          57,510,647
                                                                                      --------------


NET ASSETS:
   Applicable to 130,464,603 shares; no par value, unlimited
      shares authorized.........................................................      $1,758,509,466
                                                                                      ==============
   Net asset value, offering price and redemption
      price per share ($1,758,509,466 divided by 130,464,603 shares)............      $      13.4788
                                                                                      ==============


NET ASSETS CONSIST OF:
   Paid in capital..............................................................      $1,426,759,908
   Accumulated net investment income............................................          86,276,085
   Accumulated net realized gain................................................         120,672,565
   Net unrealized appreciation..................................................         124,800,908
                                                                                      --------------
             NET ASSETS.........................................................      $1,758,509,466
                                                                                      ==============

                See accompanying notes to financial statements.

BRINSON GLOBAL SECURITIES FUND                             FINANCIAL STATEMENTS
===============================================================================

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME:
   Interest ................................................................................    $  43,202,635
   Dividends (net of $756,092 for foreign taxes withheld)...................................       12,586,409
                                                                                                --------------
             TOTAL INCOME...................................................................       55,789,044
                                                                                                --------------

EXPENSES:
   Accounting...............................................................................          238,941
   Administration...........................................................................          143,641
   Custodian................................................................................           92,578
   Professional.............................................................................           92,578
   Other....................................................................................           63,215
                                                                                                --------------
             TOTAL EXPENSES.................................................................          630,953
                                                                                                --------------
             NET INVESTMENT INCOME..........................................................       55,158,091
                                                                                                --------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
       Investments..........................................................................       60,461,668
       Futures contracts....................................................................       (3,734,231)
       Foreign currency transactions........................................................       20,636,191
                                                                                                --------------
           Net realized gain................................................................       77,363,628
                                                                                                --------------
   Change in net unrealized appreciation or depreciation on:
       Investments and foreign currency.....................................................       48,558,992
       Futures contracts....................................................................       (2,058,972)
       Forward contracts....................................................................        7,147,029
       Translation of other assets and liabilities denominated in foreign currency..........          (41,121)
                                                                                                --------------
           Change in net unrealized appreciation or depreciation............................       53,605,928
                                                                                                --------------
   Net realized and unrealized gain.........................................................      130,969,556
                                                                                                --------------
   Net increase in net assets resulting from operations.....................................    $ 186,127,647
                                                                                                ==============

                See accompanying notes to financial statements.

BRINSON GLOBAL SECURITIES FUND                             FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       YEAR                     PERIOD
                                                                                       ENDED                     ENDED
                                                                                DECEMBER 31, 1996         DECEMBER 31, 1995*
                                                                                -----------------         ------------------
OPERATIONS:
   Net investment income.................................................       $     55,158,091          $       31,117,994
   Net realized gain.....................................................             77,363,628                  43,308,937
   Change in net unrealized appreciation or depreciation.................             53,605,928                  71,194,980
                                                                                 ----------------        ---------------------
   Net increase in net assets resulting from operations..................            186,127,647                 145,621,911
                                                                                 ----------------        ---------------------

CAPITAL SHARE TRANSACTIONS:
   Shares sold...........................................................            866,421,331               1,065,237,178
   Shares redeemed.......................................................           (261,593,988)               (243,304,623)
                                                                                 ----------------        ---------------------
   Net increase in net assets
      resulting from capital share transactions (a)......................            604,827,343                 821,932,555
                                                                                 ----------------        ---------------------
            TOTAL INCREASE IN NET ASSETS.................................            790,954,990                 967,554,466

NET ASSETS:
   Beginning of period...................................................            967,554,476                          10
                                                                                 ----------------        ---------------------
   End of period (including accumulated net investment
      income of $86,276,085 and $31,117,994, respectively)...............       $  1,758,509,466          $      967,554,476
                                                                                 ================        =====================

(a) A summary of capital share transactions follows:
                                                                                      SHARES                    SHARES
                                                                                 ----------------        ---------------------
   Shares sold...........................................................             69,041,410                 105,297,553
   Shares redeemed.......................................................            (21,146,225)                (22,728,136)
                                                                                 ----------------        ---------------------
       Net increase in shares outstanding................................             47,895,185                  82,569,417
                                                                                 ================        =====================

*  The Fund commenced operations April 28, 1995


                See accompanying notes to financial statements.

BRINSON GLOBAL SECURITIES FUND                             FINANCIAL HIGHLIGHTS
===============================================================================

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                            YEAR                   PERIOD
                                                                            ENDED                  ENDED
                                                                        DECEMBER 31, 1996    DECEMBER 31, 1995*
                                                                        -----------------    -------------------
Net asset value, beginning of period.............................       $   11.7181          $          10.0000
                                                                        -------------        -------------------
   Income from investment operations:
   Net investment income.........................................            0.2844                      0.3769
   Net realized and unrealized gain..............................            1.4763                      1.3412
                                                                        -------------        -------------------
        Total income from investment operations..................            1.7607                      1.7181
                                                                        -------------        -------------------
Net asset value, end of period...................................       $  13.4788           $          11.7181
                                                                        =============        ===================

Total return.....................................................             15.03%                      17.18%
Ratios/Supplemental data
   Net assets, end of period (in 000s)...........................       $ 1,758,509                     967,554
   Ratio of expenses to average net assets:
        Before expense reimbursement.............................              0.05%                       0.14%  **
        After expense reimbursement..............................              N/A                         0.05%  **
   Ratio of net investment income to average net assets:
        Before expense reimbursement.............................              4.36%                       4.95%  **
        After expense reimbursement..............................              N/A                         5.04%  **
   Portfolio turnover rate.......................................               155%                        158%
   Average commission rate paid per share........................       $    0.0298          $           0.0307

*   The Fund commenced operations April 28, 1995
**  Annualized

Total return has not been annualized

                See accompanying notes to financial statements.

BRINSON SHORT-TERM FUND
================================================================================

The Brinson Short-Term Fund provides an effective means for short-term investment of assets designated for near-term disbursement or set aside as future buying reserves. Investment emphasis within the Fund is on high-quality, short-term money market instruments with a high degree of marketability and liquidity. Brinson Partners, Inc.'s investment staff is guided by two basic objectives when investing the Fund's assets. The first is to provide for safety of principal, and the second is to earn a rate of return that is competitive with alternative short-term investment vehicles.

Since its inception on June 30, 1996, the Brinson Short-Term Fund has had an unannualized total return of 3.06%, compared to the 2.82% return from the benchmark of a rolling portfolio of thirty-day U.S. Libor. U.S. short-term interest rates were unusually stable during 1996. Federal Reserve interest rate policy changed only once during the year when the overnight funds target was reduced from 5.50% to 5.25% at the end of January. Three-month Treasury bills traded in a narrow range from 4.90% to 5.35% during the year, while interbank rates began and ended the year at nearly identical levels.

The Brinson Short-Term Fund derives its investment performance record from an investment process which emphasizes portfolio maturity structure, credit risk management, sector and issue selection and competitive execution. The Fund does not utilize derivative securities with leveraged structures or other high risk devices to enhance yield at the risk of safety of principal.

BRINSON SHORT-TERM FUND                                  SCHEDULE OF INVESTMENTS
================================================================================

December 31, 1996

                                                                                FACE
                                                                               AMOUNT           VALUE
                                                                            -----------     ------------
SHORT-TERM INVESTMENTS - 105.37%
COMMERCIAL PAPER - 105.37%
AT&T Capital Corp., 5.700%, due 01/24/97................................   $  2,939,000    $   2,928,297
Columbia/HCA Healthcare  Corp., 5.600%, due 01/08/97....................      3,000,000        2,996,733
Crown Cork & Seal Co., Inc.,  5.620%, due 01/10/97......................      3,489,000        3,484,098
ITT Corp., 5.630%, due 01/17/97.........................................      2,514,000        2,507,710
US West Capital Funding, Inc.
  5.610%, due 01/07/97..................................................      1,940,000        1,938,186
  5.650%, due 01/17/97..................................................      4,024,000        4,013,895
Viacom, Inc., 6.500%, due 01/03/97......................................      5,006,000        5,004,192
                                                                                            ------------
TOTAL INVESTMENTS
    (COST $22,873,111) - 105.37%........................................                      22,873,111
                                                                                            ------------
LIABILITIES, LESS CASH AND  OTHER ASSETS - (5.37%)......................                      (1,165,744)
                                                                                            ------------

NET ASSETS - 100%.......................................................                   $  21,707,367
                                                                                            ============

                See accompanying notes to financial statements.

BRINSON SHORT-TERM FUND                                     FINANCIAL STATEMENTS
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

ASSETS:
   Investments, at value (Cost $22,873,111) (Note 1).................     $   22,873,111
   Cash .............................................................                589
   Due from Advisor (Note 2).........................................             87,465
                                                                           -------------
             TOTAL ASSETS............................................         22,961,165
                                                                           -------------


LIABILITIES:
   Payables:
      Fund shares redeemed...........................................          1,218,519
      Accrued expenses...............................................             35,279
                                                                           -------------
             TOTAL LIABILITIES.......................................          1,253,798
                                                                           -------------


NET ASSETS:
   Applicable to 2,106,298 shares; no par value;
      unlimited shares authorized....................................     $   21,707,367
                                                                           =============

   Net asset value, offering price and redemption
      price per share ($21,707,367 divided by 2,106,298 shares) .....     $      10.3059
                                                                           =============


NET ASSETS CONSIST OF:
   Paid in capital...................................................     $   21,146,228
   Accumulated net investment income.................................            561,241
   Accumulated net realized loss.....................................               (102)
                                                                           -------------
             NET ASSETS..............................................     $   21,707,367
                                                                           =============

                See accompanying notes to financial statements.

BRINSON SHORT-TERM FUND                                     FINANCIAL STATEMENTS
================================================================================

STATEMENT OF OPERATIONS
FOR THE PERIOD JUNE 28, 1996* TO DECEMBER 31, 1996

INVESTMENT INCOME:
   Interest............................................................    $    566,081
                                                                            -----------
             TOTAL INCOME..............................................         566,081
                                                                            -----------

EXPENSES:
   Accounting..........................................................          33,534
   Professional........................................................          27,359
   Transfer agent......................................................          16,530
   Administration......................................................           6,999
   Custodian...........................................................           5,865
   Other...............................................................           2,018
                                                                            -----------
             TOTAL EXPENSES............................................          92,305
             Expenses reimbursed by Advisor (Note 2)...................         (87,465)
                                                                            -----------
             NET EXPENSES..............................................           4,840
                                                                            -----------
             NET INVESTMENT INCOME.....................................         561,241
                                                                            -----------

NET REALIZED LOSS:
   Net realized loss...................................................            (102)
                                                                            -----------
   Net increase in net assets resulting from operations................    $    561,139
                                                                            ===========

*   Commencement of operations

                See accompanying notes to financial statements.

BRINSON SHORT-TERM FUND                                     FINANCIAL STATEMENTS
================================================================================

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD JUNE 28, 1996* TO DECEMBER 31, 1996

OPERATIONS:
   Net investment income.................................................................     $   561,241

   Net realized loss.....................................................................            (102)
                                                                                              -----------
   Net increase in net assets resulting from operations..................................         561,139
                                                                                              -----------

CAPITAL SHARE TRANSACTIONS:
   Shares sold...........................................................................      38,354,747

   Shares redeemed.......................................................................     (17,218,519)
                                                                                              -----------
   Net increase in net assets resulting from capital share transactions (a)..............      21,136,228
                                                                                              -----------
            TOTAL INCREASE IN NET ASSETS.................................................      21,697,367
                                                                                              -----------
NET ASSETS:
   Beginning of period...................................................................          10,000
                                                                                              -----------

   End of period (including accumulated net investment income of $561,241) ..............     $21,707,367
                                                                                              ===========

    (a) A summary of capital share transactions follows:                                        Shares
                                                                                              -----------


       Shares sold.......................................................................       3,789,397
       Shares redeemed...................................................................      (1,684,099)
                                                                                              -----------
           Net increase in shares outstanding............................................       2,105,298
                                                                                              ===========

*   Commencement of operations

                See accompanying notes to financial statements.

BRINSON SHORT-TERM FUND                                     FINANCIAL HIGHLIGHTS
================================================================================

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                                 PERIOD
                                                                 ENDED
                                                           DECEMBER 31, 1996*
                                                           -----------------
Net asset value, beginning of period.....................   $       10.0000
                                                             --------------
  Income from investment operations:
  Net investment income..................................            0.3060  ***
  Net realized loss......................................           (0.0001)
                                                             --------------
    Total income from investment operations..............            0.3059
                                                             --------------
Net asset value, end of period...........................   $       10.3059
                                                             ==============

Total return.............................................              3.06%
Ratios/Supplemental data
  Net assets, end of period (in 000s)....................   $        21,707
  Ratio of expenses to average net assets:
    Before expense reimbursement.........................              0.94% **
    After expense reimbursement..........................              0.05% **
  Ratio of net investment income to average net assets:
    Before expense reimbursement.........................              4.84% **
    After expense reimbursement..........................              5.73% **

*    The Fund commenced operations June 28, 1996
**   Annualized
*** The net investment income per share data was determined by using average shares outstanding during the period

Total return has not been annualized

               See accompanying notes to financial statements.

BRINSON POST-VENTURE FUND
================================================================================

The Brinson Post-Venture Fund invests in common stocks of companies with market capitalizations between $50 and $515 million, which represent the lower 7.5% of value of the Wilshire 5000 Equity Index. We define this equity sector as the "minicap" sector. The Fund's emphasis is on companies that developed with the assistance of professional venture capitalists since, we believe, venture-backed companies have stronger management and are better positioned for growth in the future.

The Brinson Post-Venture Fund has achieved a 28.68% annualized return since its inception on April 30, 1995, versus a 23.47% return for the Wilshire Small Stock Index, a market capitalization weighted index of roughly 3,100 minicap companies. The Brinson Post-Venture Fund had a 27.16% total return during 1996, compared to an 18.46% return for the Wilshire Small Stock Index.

The Brinson Post-Venture Fund's 1996 performance benefited from good stock selection in the technology, finance, consumer durables, and consumer non-durables sectors. Specific stocks that enhanced performance included American Travellers, an underwriter of long-term care insurance policies; Coachmen Industries, a manufacturer of recreational vehicles and modular housing; Claire's Stores, a retailer of inexpensive women's jewelry; Helen of Troy, a leader in the sale of hairstyling and beauty care appliances; and Computer Task Group, a provider of computer professional services to commercial clients. The Brinson Post-Venture Fund also benefited from its overweight in the finance sector.

The strategy of the Brinson Post-Venture Fund is to invest in companies with strong management teams, significant competitive strengths in growing markets, and strong financial positions. This entails identifying target companies that exhibit, among other attributes, innovative management, low ratios of market capitalization to sales, and previous venture capital backing. Each company selected for inclusion in the Fund is scrutinized through on-site visits, discussions with investment banking firms and venture capitalists, and intensive valuation techniques. Investments in 21 new companies were made in 1996 using this process, while 20 companies were removed. Consistent with its focus to add value through detailed screening of the operating potential of smaller companies, the Fund emphasizes stock selection and does not make use of market hedging strategies.

Entering 1997, we are particularly encouraged by the relative total return potential of our larger Fund holdings. These holdings include: Carmike Cinemas, the second largest motion picture exhibitor in the U.S.; Silicon Valley Bancshares, a regional bank headquartered in Northern California that specializes in lending to technology oriented and venture-backed companies; and Kellwood Company, an international merchandiser and maker of moderately priced women's apparel.

BRINSON POST-VENTURE FUND
================================================================================

Total Return

                                                                6 months        1 year      Annualized
                                                                 ended           ended       04/30/95*
                                                                12/31/96       12/31/96     to 12/31/96
---------------------------------------------------------------------------------------------------------
BRINSON POST-VENTURE FUND                                         12.93%         27.16%        28.68%
---------------------------------------------------------------------------------------------------------
Wilshire Small Stock Index                                         1.68%         18.46%        23.47%
---------------------------------------------------------------------------------------------------------

*   Performance inception date of the Brinson Post-Venture Fund.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in the Brinson Post-Venture Fund and the Wilshire Small Stock Index if you had invested $100,000 on April 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

BRINSON POST-VENTURE FUND
VS. WILSHIRE SMALL STOCK INDEX

                Brinson Post-Venture     Wilshire Small
                        Fund              Stock Index
04/30/95                    100,000              100,000
05/31/95                    100,802              102,030
06/30/95                    105,306              107,958
07/31/95                    109,310              114,392
08/31/95                    113,508              117,835
09/30/95                    113,864              120,475
10/31/95                    112,673              114,391
11/30/95                    117,557              117,308
12/31/95                    119,936              119,959
01/31/96                    118,542              120,835
02/29/96                    121,360              124,279
03/31/96                    125,800              127,895
04/30/96                    134,578              137,283
05/31/96                    141,097              146,233
06/30/96                    135,051              139,755
07/31/96                    126,673              126,283
08/31/96                    135,902              132,155
09/30/96                    140,758              136,477
10/31/96                    142,806              134,334
11/30/96                    148,199              138,203
12/31/96                    152,509              142,100

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

BRINSON POST-VENTURE FUND
================================================================================

TOP TEN U.S. EQUITY HOLDINGS                          INDUSTRY DIVERSIFICATION

As of December 31, 1996                               As a Percent of Net Assets
                                                      As of December 31, 1996

                                                PERCENT OF                 U.S. EQUITIES
                                                NET ASSETS                   Capital Investment
------------------------------------------------------------
1.  Applied Power, Inc. Class A                   3.37%                    Capital Goods ....................         4.94%
2.  Financial Security Assurance Holdings Ltd.    2.33                     Technology .......................        16.52
                                                                                                                    ------
3.  Silicon Valley Bancshares                     2.26                                                               21.46
4.  Nichols Research Corp.                        2.08                     Consumer
5.  Helen of Troy Ltd.                            2.05                     Durables .........................         5.75
6.  RFS Hotel Investors, Inc.                     2.03                     Non-Durables .....................        15.80
                                                                                                                    ------
7.  CWM Mortgage Holdings, Inc.                   1.95                                                               21.55
8.  North Fork Bancorporation, Inc.               1.87
9.  American Business Products, Inc.              1.73                     Energy ...........................         2.60
10. Carmike Cinemas, Inc. Class A                 1.73
                                                                           Finance ..........................        20.85

                                                                           Materials & Services .............        18.14

                                                                           Transportation ...................         2.51

                                                                           Utilities ........................         2.69
                                                                                                                    ------
                                                                           Total U.S. Equities ..............        89.80
                                                                                                                    ------

                                                                           SHORT-TERM INVESTMENTS ...........         8.96
                                                                                                                    ------
                                                                                   TOTAL INVESTMENTS ........        98.76
                                                                           CASH AND OTHER ASSETS,
                                                                                   LESS LIABILITIES .........         1.24
                                                                                                                    ------
                                                                                   NET ASSETS ...............       100.00%
                                                                                                                    ======

BRINSON POST-VENTURE FUND                              SCHEDULE OF INVESTMENTS
==============================================================================

December 31, 1996

                                                           SHARES             VALUE
                                                           ------             -----
U.S. EQUITIES -  89.80%
AFC Cable Systems, Inc. (b) ......................          80,250         $ 1,915,969
Align-Rite International, Inc. (b) ...............          74,100             815,100
Allied Capital Corp. II ..........................          45,900             975,375
Allied Holdings, Inc. (b) ........................         133,400           1,067,200
Allied Life Financial Corp. ......................         112,725           1,972,687
Alpharma, Inc, Class A ...........................         123,300           1,757,025
Ambassador Apartments, Inc. ......................         109,800           2,594,025
American Business Products, Inc. .................         206,370           5,185,046
American Classic Voyages Company .................         111,200           1,459,500
American Software, Inc. Class A ..................         262,400           1,672,800
AMRE, Inc. (b) ...................................         187,894             305,328
Applied Power, Inc. Class A ......................         254,000          10,064,750
Atmos Energy Corp. ...............................         134,250           3,205,219
Bacou USA, Inc. (b) ..............................          93,800           1,559,425
BEI Electronics, Inc. ............................         182,300           1,914,150
Benchmark Electronics, Inc. (b) ..................          39,700           1,195,963
Bon-Ton Stores, Inc. (b) .........................         274,819           1,683,266
Brewer (C.) Homes, Inc. Class A (b) ..............         124,195             263,914
Cadmus Communications Corp. ......................         118,900           1,842,950
Carmike Cinemas, Inc. Class A (b) ................         204,000           5,176,500
CenterPoint Properties Corp. .....................         153,600           5,030,400
CFM Technologies, Inc. (b) .......................           9,900             205,425
Chandler Insurance Co. Ltd. (b) ..................         200,300           1,176,763
Chico's FAS, Inc. (b) ............................         148,300             630,275
Cinergi Pictures Entertainment, Inc. (b) .........         109,900             216,360
Clean Harbors, Inc. (b) ..........................         271,500             610,875
Coachmen Industries, Inc. ........................         111,800           3,172,325
Communications Central, Inc. (b) .................         148,300           1,149,325
Computer Task Group, Inc. ........................          71,100           3,066,187
Connecticut Energy Corp. .........................         187,600           3,986,500
Coventry Corp. (b) ...............................         346,495           3,210,484
CPI Corp. ........................................          41,400             693,450
Crown Crafts, Inc. ...............................         111,700           1,117,000
CWM Mortgage Holdings, Inc. ......................         270,700           5,820,050
Data Translation II, Inc. (b) ....................          36,700             146,800
Davco Restaurants, Inc. (b) ......................         127,500           1,147,500
Dayton Superior Corp. (b) ........................         145,000           1,903,125
Delphi Information Systems, Inc. (b) .............         500,000             625,000
Department 56, Inc. (b) ..........................         113,400           2,806,650
DH Technology, Inc. (b) ..........................         173,275           4,158,600
Dorsey Trailers, Inc. (b) ........................          57,700             187,525
Dress Barn, Inc. (b) .............................         248,450           3,726,750
Drug Emporium, Inc. (b) ..........................         102,600             436,050
El Chico Restaurants, Inc. (b) ...................          68,100             536,288
Electromagnetic Sciences, Inc. (b) ...............         158,200           3,045,350
Eskimo Pie Corp. .................................          68,200             758,725
Evans & Sutherland Computer Corp. (b) ............         149,800           3,745,000
Exabyte Corp. (b) ................................         122,300           1,635,763
FBL Financial Group, Inc. Class A ................          51,900           1,291,013
Financial Security Assurance Holdings Ltd. .......         211,473           6,952,175
Fortress Group, Inc. (b) .........................          92,600             555,600
Fred's, Inc. .....................................         126,200           1,088,475
General Physics Corp. ............................         186,800             747,200
Gradall Industries, Inc. (b) .....................          78,200             967,725
Granite Broadcasting Corp. (b) ...................          84,400             896,750
Granite Broadcasting Corp. Preferred .............          31,100           1,757,150
Hadco Corp. (b) ..................................          15,600             764,400
Haggar Corp. .....................................         122,900           1,951,037
Harborside Healthcare Corp. (b) ..................          74,700             887,063
Hartmarx Corp. (b) ...............................         382,500           2,151,562
Helen of Troy Ltd. (b) ...........................         278,700           6,131,400
Huffy Corp. ......................................         236,850           3,404,719
Hycor Biomedical, Inc. (b) .......................         187,700             563,100

BRINSON POST-VENTURE FUND                                SCHEDULE OF INVESTMENTS
================================================================================

December 31, 1996

                                                                              SHARES               VALUE
                                                                           -------------       ---------------
Information Resources, Inc. (b) .....................................           234,100        $    3,277,400
Insilco Corp. (b) ...................................................            38,400             1,478,400
Integrated Circuit Systems, Inc. (b) ................................           129,700             1,767,163
InterTan, Inc. (b) ..................................................           224,800             1,095,900
Kellwood Co. ........................................................           248,375             4,967,500
Kent Electronics Corp. (b) ..........................................           160,100             4,122,575
KLLM Transport Services, Inc. (b) ...................................           128,065             1,248,634
Landstar System, Inc. (b) ...........................................           100,800             2,343,600
Logicon, Inc. .......................................................            48,300             1,762,950
Longhorn Steaks, Inc. (b) ...........................................           120,161             2,268,039
LTC Properties, Inc. ................................................           278,500             5,152,250
M/A/R/C, Inc. .......................................................           109,580             2,397,062
M.S. Carriers, Inc. (b) .............................................           126,100             2,017,600
MacNeal-Schwendler Corp. (b) ........................................           333,420             2,625,682
Media 100, Inc. (b) .................................................           150,500             1,335,688
Methode Electronics, Inc. Class A ...................................           178,780             3,620,295
Michael Anthony Jewelers, Inc. (b) ..................................           253,235               775,532
Microsemi Corp. (b) .................................................           114,300             1,628,775
National Computer Systems, Inc. .....................................           140,420             3,580,710
National Insurance Group (b) ........................................           148,150               648,156
Newport Corp. .......................................................           191,680             1,701,160
Nichols Research Corp. (b) ..........................................           243,754             6,215,727
North Fork Bancorporation, Inc. .....................................           156,600             5,578,875
Norton McNaughton, Inc. (b) .........................................           148,700             1,263,950
Pharmaceutical Resources, Inc. (b) ..................................            97,800               342,300
Piccadilly Cafeterias, Inc. .........................................           173,900             1,608,575
Pool Energy Services Co. (b) ........................................           332,600             5,113,725
Premier Financial Bancorp, Inc. .....................................            80,800             1,131,200
Pride Petroleum Services, Inc. (b) ..................................           104,900             2,438,925
ProCyte Corp. (b) ...................................................           384,000               864,000
QLogic Corporation (b) ..............................................            52,500             1,351,875
Quixote Corp. .......................................................           179,100             1,723,837
Rainbow Technologies, Inc. (b) ......................................            34,900               650,013
Ramsay Health Care, Inc. (b) ........................................           233,000               684,438
Regal Beloit Corp. ..................................................           149,820             2,940,217
Regency Health Services, Inc. (b) ...................................           178,699             1,719,978
RFS Hotel Investors, Inc. ...........................................           307,400             6,071,150
Rhodes, Inc. (b) ....................................................           232,200             1,799,550
Safeguard Health Enterprises, Inc. (b) ..............................           122,100             2,136,750
Sanfilippo (John B.) & Son, Inc. (b) ................................           221,400             1,107,000
Scotsman Industries, Inc. ...........................................           187,100             4,420,237
Shelby Williams Industries, Inc. ....................................           157,700             1,931,825
Shelter Components Corp. ............................................           116,325             1,424,981
ShoLodge, Inc. (b) ..................................................           168,200             2,270,700
Shorewood Packaging Corp. (b) .......................................           192,000             3,744,000
Silicon Valley Bancshares (b) .......................................           209,090             6,743,152
SkyWest, Inc. .......................................................            71,958               998,417
Southern Pacific Funding Corp. (b) ..................................            95,100             2,959,987
Stanley Furniture Co., Inc. (b) .....................................           145,060             2,883,067
Stevens International, Inc. Series A (b) ............................           124,100               186,150
Storage USA, Inc. ...................................................           112,000             4,214,000
Stratasys, Inc. (b) .................................................            26,400               524,700
Sun Healthcare Group, Inc. (b) ......................................           143,180             1,932,930
Team, Inc. (b) ......................................................           140,680               219,813
Teltrend, Inc. (b) ..................................................            62,700             1,739,925
Ticketmaster Group, Inc. (b) ........................................            69,900               847,538
Triad Systems Corp. (b) .............................................            36,621               336,455
Triumph Group, Inc. (b) .............................................             2,800                66,850
Tuesday Morning Corp. (b) ...........................................            51,420             1,099,103
Versa Technologies, Inc. ............................................           174,700             2,271,100
York Group, Inc. ....................................................            73,200             1,427,400
                                                                                               ---------------
Total U.S. Equities (COST $223,496,196)..............................                             268,479,592
                                                                                               ---------------

BRINSON POST-VENTURE                                     SCHEDULE OF INVESTMENTS
================================================================================

December 31, 1996

                                                                             FACE
                                                                            AMOUNT              VALUE
                                                                         -----------       ---------------
SHORT-TERM INVESTMENTS -  8.96%
U.S. GOVERNMENT OBLIGATIONS - 0.19%
U.S. Treasury Bills
    4.990%, due 05/01/97 .........................................       $    25,000       $        24,584
    5.063%, due 05/01/97 .........................................           545,000               535,803
                                                                                           ---------------
                                                                                                   560,387
                                                                                           ---------------
COMMERCIAL PAPER - 8.77%
Case Credit Corp., 5.510%, due 01/07/97 ..........................         1,500,000             1,498,623
Cincinnati Bell, Inc., 7.250%, due 01/02/97 ......................         2,000,000             1,999,597
Columbia/HCA Healthcare Corp., 5.700%, due 02/11/97 ..............         1,000,000               993,508
Crown Cork & Seal Co., Inc.
    5.520%, due 01/10/97 .........................................         1,000,000               998,620
    5.580%, due 01/29/97 .........................................         1,000,000               995,660
    5.580%, due 01/31/97 .........................................         1,000,000               995,350
CSX Corp., 5.520%, due 01/15/97 ..................................         1,000,000               997,853
Excel Paralubes Funding Corp., 6.350%, due 01/10/97 ..............         2,000,000             1,996,825
Harris Corp., 5.600%, due 01/07/97 ...............................         1,500,000             1,498,600
Lockheed Martin Corp., 6.970%, due 01/02/97 ......................         1,993,000             1,992,614
Rite Aid Corp.
    5.750%, due 01/06/97 .........................................         1,000,000               999,201
    5.550%, due 01/08/97 .........................................         1,000,000               998,921
    5.550%, due 02/18/97 .........................................         1,000,000               992,600
Sundstrand Corp., 5.500%, due 01/09/97 ...........................           500,000               499,389
Supervalu, Inc., 6.250%, due 01/21/97 ............................         1,100,000             1,096,181
Tenneco, Inc., 6.000%, due 01/16/97 ..............................         2,000,000             1,995,000
Texas Utilities Co., 7.250%, due 01/02/97 ........................         2,000,000             1,999,597
Tyson Foods, Inc.
    5.580%, due 01/06/97 .........................................           700,000               699,458
    5.750%, due 01/09/97 .........................................           995,000               993,729
Vastar Resources, Inc., 6.020%, due 01/03/97 .....................         1,000,000               999,666
Whirlpool Financial Corp., 6.000%, due 01/02/97 ..................         1,000,000               999,833
                                                                                           ---------------
                                                                                                26,240,825
                                                                                           ---------------
TOTAL SHORT-TERM INVESTMENTS
    (COST $26,801,212) ...........................................                              26,801,212
                                                                                           ---------------

TOTAL INVESTMENTS
    (C0ST $250,297,408) - 98.76% (A) .............................                             295,280,804
                                                                                           ---------------

CASH AND OTHER ASSETS, LESS LIABILITIES - 1.24% ..................                               3,697,444
                                                                                           ---------------

NET ASSETS - 100% ................................................                         $   298,978,248
                                                                                           ===============

              See accompanying notes to Schedule of Investments.

BRINSON POST-VENTURE FUND                                SCHEDULE OF INVESTMENTS
================================================================================

December 31, 1996

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $250,297,408; and net unrealized appreciation consisted of:

          Gross unrealized appreciation.....................   $ 61,863,762
          Gross unrealized depreciation.....................    (16,880,366)
                                                               -------------
               Net unrealized appreciation..................   $ 44,983,396
                                                               =============

(b)  Non-income producing security.

FUTURES CONTRACTS (NOTE 6)
The Brinson Post-Venture Fund had the following open index futures contracts as of December 31, 1996:

                                           SETTLEMENT                     CURRENT         UNREALIZED
                                              DATE           COST          VALUE             LOSS
                                           ----------        ----         -------         ----------
INDEX FUTURES BUY CONTRACTS
Standard & Poor's 500, 45 contracts        March 1997    $ 16,962,800     $16,751,250     $(211,550)

The market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1996 was $560,387.

                See accompanying notes to financial statements.

BRINSON POST-VENTURE FUND                                 FINANCIAL STATEMENTS
==============================================================================

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

ASSETS:
   Investments, at value (Cost $250,297,408) (Note 1)...............................         $295,280,804
   Receivables:
      Investment securities sold....................................................            1,386,474
      Fund shares sold..............................................................            2,981,606
      Dividends.....................................................................              284,807
   Due from Advisor (Note 2)........................................................              107,091
                                                                                             ------------
             TOTAL ASSETS...........................................................          300,040,782
                                                                                             ------------
LIABILITIES:
   Payables:
      Investment securities purchased..............................................               587,022
      Due to custodian bank........................................................                89,271
      Variation margin (Note 6)....................................................               279,150
      Accrued expenses.............................................................               107,091
                                                                                             ------------
             TOTAL LIABILITIES.....................................................             1,062,534
                                                                                             ------------

NET ASSETS:
Applicable to 19,604,032 shares; no par value, unlimited shares authorized.........           298,978,248
                                                                                             ============
   Net asset value per share
      ($298,978,248 divided by 19,604,032 shares)..................................          $    15.2509
                                                                                             ============

NET ASSETS CONSIST OF:
   Paid in capital.................................................................          $189,933,762
   Accumulated net investment income...............................................             8,384,809
   Accumulated net realized gain...................................................            55,887,831
   Net unrealized appreciation.....................................................            44,771,846
                                                                                             ------------
             NET ASSETS............................................................          $298,978,248
                                                                                             ============

                See accompanying notes to financial statements.

BRINSON POST-VENTURE FUND                                  FINANCIAL STATEMENTS
================================================================================

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME:
   Dividends....................................................................    $       3,750,043
   Interest.....................................................................            1,080,433
                                                                                    -----------------
             TOTAL INCOME.......................................................            4,830,476
                                                                                    -----------------

EXPENSES:
   Accounting...................................................................              117,865
   Professional.................................................................               41,524
   Administration...............................................................               38,276
   Custodian....................................................................               37,368
   Other........................................................................               11,444
                                                                                    -----------------
             TOTAL EXPENSES.....................................................              246,477
                                                                                    -----------------
             Expenses reimbursed by Advisor (Note 2)............................             (246,477)
                                                                                    -----------------
             NET EXPENSES.......................................................                    0
                                                                                    -----------------
             NET INVESTMENT INCOME..............................................            4,830,476
                                                                                    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain on:
       Investments..............................................................           36,332,460
       Futures contracts........................................................            1,363,541
                                                                                    -----------------
              Net realized gain.................................................           37,696,001
                                                                                    -----------------
   Change in net unrealized appreciation or depreciation on:
       Investments..............................................................           19,227,851
       Futures contracts........................................................             (164,150)
                                                                                    -----------------
           Change in net unrealized appreciation or depreciation................           19,063,701
                                                                                    -----------------
   Net realized and unrealized gain.............................................           56,759,702
                                                                                    -----------------
   Net increase in net assets resulting from operations.........................    $      61,590,178
                                                                                    =================

                See accompanying notes to financial statements.

BRINSON POST-VENTURE FUND                                  FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     YEAR                     PERIOD
                                                                                     ENDED                    ENDED
                                                                               DECEMBER 31, 1996        DECEMBER 31, 1995*
                                                                               -----------------        ------------------
OPERATIONS:
   Net investment income..................................................     $       4,830,476        $        3,554,333
   Net realized gain......................................................            37,696,001                18,191,830
   Change in net unrealized appreciation or depreciation..................            19,063,701                25,708,145
                                                                                ----------------          ----------------
   Net increase in net assets resulting from operations...................            61,590,178                47,454,308
                                                                                ----------------          ----------------

CAPITAL SHARE TRANSACTIONS:
   Shares sold............................................................           247,887,694               265,433,355
   Shares redeemed........................................................          (267,309,948)              (56,077,349)
                                                                                ----------------          ----------------
   Net increase (decrease) in net assets
      resulting from capital share transactions (a).......................           (19,422,254)              209,356,006
                                                                               -----------------        ------------------
            TOTAL INCREASE IN NET ASSETS..................................            42,167,924               256,810,314
                                                                               -----------------        ------------------

NET ASSETS:
   Beginning of period....................................................           256,810,324                        10
                                                                               -----------------        ------------------

   End of period (including accumulated net investment
      income of $8,384,809 and $3,554,333, respectively)..................     $     298,978,248        $      256,810,324
                                                                               =================        ==================

(a) A summary of capital share transactions follows:

                                                                                    SHARES                    SHARES
                                                                               -----------------        ------------------
   Shares sold............................................................            16,920,464                26,449,077
   Shares redeemed........................................................           (18,728,639)               (5,036,871)
                                                                               -----------------        ------------------
       Net increase (decrease) in shares outstanding......................            (1,808,175)               21,412,206
                                                                               =================        ==================

*   The Fund commenced operations April 28, 1995

                See accompanying notes to financial statements.

BRINSON POST-VENTURE FUND                                  FINANCIAL HIGHLIGHTS
================================================================================

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                                 YEAR                   PERIOD
                                                                                ENDED                    ENDED
                                                                          DECEMBER 31, 1996       DECEMBER 31, 1995*
                                                                          -----------------       -----------------
Net asset value, beginning of period...............................      $          11.9936      $          10.0000
                                                                          -----------------       -----------------
   Income from investment operations:
   Net investment income...........................................                  0.2617                  0.1660
   Net realized and unrealized gain................................                  2.9956                  1.8276
                                                                          -----------------       -----------------
        Total income from investment operations....................                  3.2573                  1.9936
                                                                          -----------------       -----------------
Net asset value, end of period.....................................      $          15.2509      $          11.9936
                                                                          =================       =================

Total return.......................................................                   27.16%                  19.94%
Ratios/Supplemental data
   Net assets, end of period (in 000s).............................      $          298,978      $          256,810
   Ratio of expenses to average net assets:
          Before expense reimbursement.............................                    0.09%                   0.17% **
          After expense reimbursement..............................                    0.00%                   0.00% **
   Ratio of net investment income to average net assets:
          Before expense reimbursement.............................                    1.78%                   1.85% **
          After expense reimbursement..............................                    1.87%                   2.02% **
   Portfolio turnover rate.........................................                      39%                     25%
   Average commission rate paid per share..........................      $           0.0359      $           0.0255


*   The Fund commenced operations April 28, 1995
**  Annualized

Total return has not been annualized

                See accompanying notes to financial statements.

BRINSON HIGH YIELD FUND
================================================================================

The Brinson High Yield Fund is an actively managed bond portfolio that invests primarily in the below-investment grade U.S. fixed income market. This can be an attractive asset class for those who wish to take advantage of the higher expected returns in the higher risk segments of the fixed income market. Diversification and intensive credit analysis are emphasized as a means of managing credit risk.

The Brinson High Yield Fund has provided an annualized total return of 13.26% since its inception on April 30, 1995, versus 13.39% for its benchmark, the First Boston High Yield Bond Index. In 1996, the Brinson High Yield Fund achieved a total return of 14.73%, exceeding the benchmark return of 12.42%. This relative performance advantage was due to our focus on the middle quality tier of the market, well-positioned industry weights and good individual credit selection.

During 1996, the best performing quality tier of the index was the middle tier which gained 15.45%. Our middle tier overweight (63.70% versus 52.70%) benefited performance. The upper tier lagged with a 10.72% total return, due primarily to its greater sensitivity to interest rate movements. Our upper tier underweight (19.50% versus 41.50%) enhanced our relative returns. The lower tier significantly underperformed with a -1.26% total return. Our lower tier underweight (0.00% versus 3.70%) was a positive contributor. The Fund also has an overweight (15.00% versus 2.10%) in the not-rated sector and a 1.80% cash hedge. We believe that the upper and middle tiers offer similar risk and reward trade-offs and that attractive total return opportunities in the lower tier are beginning to appear.

The best performing industries in 1996 were technology, consumer manufacturing and general industrial. Consumer manufacturing is the Fund's largest overweight. We are neutrally weighted versus the index in both technology and general industrial. The worst performing industries in 1996 were entertainment, airlines and cable television. Our overweight in entertainment detracted from performance, but our underweights in airlines and cable television were positive contributors. Our largest industry overweights are consumer manufacturing, entertainment and conglomerates. Our largest industry underweights are a response to weak fundamental outlooks and include gaming, supermarkets/drug stores, food and beverage and cable television.

We purchased 31 new credits for the Fund in 1996. We sold, redeemed or tendered 27 issues. The Fund holds nearly 60 credits. Individual credit selection benefited performance. During 1996, 80% of the new credits added to the Fund were selected from the new issue market. The large number of holdings in the Fund results in significant diversification by industry, quality, coupon, maturity and security type.

The major focus of high yield investors in 1996 was the new issue market. New issues in 1996 totaled a record $73.2 billion and were dominated by media and telecommunications issues. Record inflows of $15.7 billion into high yield mutual funds helped to fuel the demand. The strong appetite for high yield bonds narrowed the average spread to U.S. Treasuries from 484 to 355 basis points, generating a total return that exceeded U.S. Treasury returns, but lagged domestic equity returns. The average yield of the index declined from 10.24% to 9.71% during the year. We believe the current economic climate is favorable for high yield bonds, default rates are likely to remain low and interest rates can decline further, but an equity market correction could have adverse consequences for high yield investors.

BRINSON HIGH YIELD FUND
================================================================================

TOTAL RETURN

                                                            6 months   1 year    Annualized
                                                              ended     ended     04/30/95*
                                                            12/31/96  12/31/96   to 12/31/96
---------------------------------------------------------------------------------------------
Brinson High Yield Fund                                        9.04%    14.73%      13.26%
---------------------------------------------------------------------------------------------
First Boston High Yield Bond Index                             8.33%    12.42%      13.39%
---------------------------------------------------------------------------------------------

*   Performance inception date of the Brinson High Yield Fund.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in the Brinson High Yield Fund and the First Boston High Yield Bond Index if you had invested $100,000 on April 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

BRINSON HIGH YIELD FUND
VS. FIRST BOSTON HIGH YIELD BOND INDEX

                                        First Boston
               Brinson High Yield       High Yield
                       Fund             Bond Index
04/30/95                    100,000            100,000
05/31/95                    100,662            102,820
06/30/95                    100,553            103,499
07/31/95                    101,729            105,103
08/31/95                    102,291            105,397
09/30/95                    103,491            106,609
10/31/95                    104,956            107,793
11/30/95                    105,941            108,299
12/31/95                    107,361            109,675
01/31/96                    108,820            111,758
02/29/96                    110,836            112,351
03/31/96                    110,503            112,047
04/30/96                    111,210            112,652
05/31/96                    112,623            113,565
06/30/96                    112,963            113,815
07/31/96                    113,584            114,839
08/31/96                    115,713            116,091
09/30/96                    119,121            118,088
10/31/96                    119,625            119,080
11/30/96                    121,423            120,937
12/31/96                    123,175            123,295

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

BRINSON HIGH YIELD FUND
================================================================================

INDUSTRY DIVERSIFICATION

As a Percent of Net Assets
As of December 31, 1996


U.S. BONDS
  Corporate Bonds
    Consumer ...................................       31.20%
    Energy .....................................        2.21
    Financial ..................................        1.05
    Industrial .................................       40.01
    Telecommunications .........................       11.86
                                                     -------
      Total U.S. Corporate Bonds ...............       86.33
                                                     -------

  International Dollar Bonds ...................        1.88
                                                     -------
      Total U.S. Bonds ................ ........       88.21
                                                     -------

U.S. EQUITIES
  Common Stock .................................        0.60
  Preferred Stock ..............................        6.39
  Warrants .....................................        1.21
                                                     -------
      Total U.S. Equities ......................        8.20
                                                     -------

SHORT-TERM INVESTMENTS .........................        3.12
                                                     -------
      TOTAL INVESTMENTS ........................       99.53
CASH AND OTHER ASSETS,
      LESS LIABILITIES .........................        0.47
                                                     -------
      NET ASSETS ...............................      100.00%
                                                     =======

BRINSON HIGH YIELD FUND                                  SCHEDULE OF INVESTMENTS
================================================================================

December 31, 1996

                                                                                           FACE
                                                                                          AMOUNT                VALUE
                                                                                      --------------        --------------
U.S. Bonds - 88.21%
U.S. Corporate Bonds - 86.33%
Acetex Corp., 9.750%, due 10/01/03 ..............................................    $    2,500,000        $    2,475,000
Adams Outdoor Advertising, 10.750%, due 03/15/06 ................................         3,000,000             3,202,500
Allied Waste Industries N.A., Inc. 144A, 10.250%, due 12/01/06 ..................         1,000,000             1,050,000
American Communication Services, 0.000%, due 11/01/05 (c) .......................         5,000,000             3,012,500
American Radio Systems, 9.000%, due 02/01/06 ....................................         3,000,000             2,943,750
Arch Communications Group, 0.000%, due 03/15/08 (d) .............................         6,000,000             3,435,000
Big 5 Holdings, Inc., 13.625%, due 09/15/02 .....................................         2,000,000             2,100,000
California Energy Co., Inc.
    0.000%, due 01/15/04 (e) ....................................................         2,000,000             2,110,000
    9.500%, due 09/15/06 ........................................................         1,500,000             1,541,250
Clark USA, Inc., 10.875%, due 12/01/05 ..........................................         3,500,000             3,596,250
Cobblestone Golf Group, Inc., 11.500%, due 06/01/03 .............................         3,000,000             3,123,750
Coinmach Corp., 11.750%, due 11/15/05 ...........................................         3,500,000             3,771,250
Corporate Express, Inc., 9.125%, due 03/15/04 ...................................         3,000,000             3,060,000
Dade International, Inc., 11.125%, due 05/01/06 .................................           750,000               811,875
Dominick's Finer Foods, 10.875%, due 05/01/05 ...................................         2,000,000             2,210,000
E&S Holdings Corp. 144A, 10.375%, due 10/01/06 ..................................         3,000,000             3,142,500
Florist Transworld Delivery, 14.000%, due 12/15/01 ..............................         2,000,000             1,900,000
Fortress Group, Inc., 13.750%, due 05/15/03 .....................................         3,500,000             3,692,500
Fundy Cable Ltd., 11.000%, due 11/15/05 .........................................         3,000,000             3,180,000
Gaylord Container Corp., 12.750%, due 05/15/05 ..................................         2,750,000             3,045,625
Hines Horticulture, 11.750%, due 10/15/05 .......................................         4,000,000             4,240,000
Icon Fitness Corp. 144A, 0.000%, due 11/15/06 (f) ...............................         7,000,000             3,736,250
Icon Health & Fitness Capital, Inc., 13.000%, due 07/15/02 ......................         4,000,000             4,525,000
Lear Seating Corp., 8.250%, due 02/01/02 ........................................         3,000,000             3,022,500
Mail-Well, Inc., 10.500%, due 02/15/04 ..........................................         1,000,000             1,005,000
Mesa Operating Co., 0.000%, due 07/01/06 (g) ....................................         5,000,000             3,462,500
Monarch Marking Systems, Inc., 12.500%, due 07/01/03 ............................         3,500,000             4,095,000
Nextel Communications, Inc., 0.000%, due 08/15/04 (h) ...........................         6,000,000             4,087,500
Nextlink Communications, 12.500%, due 04/15/06 ..................................         3,000,000             3,225,000
Norcal Waste Systems, 13.000%, due 11/15/05 .....................................         2,500,000             2,775,000
Ocwen Financial Corp., 11.875%, due 10/01/03 ....................................         1,600,000             1,728,000
Plantronics, Inc., 10.000%, due 01/15/01 ........................................         1,500,000             1,571,250
Plastic Containers, Inc. 144A, 10.000%, due 12/15/06 ............................         3,000,000             3,097,500
Premier Parks, 12.000%, due 08/15/03 ............................................         3,500,000             3,823,750
Remington Product Co. LLC, 11.000%, due 05/15/06 ................................         3,500,000             2,975,000
Renaissance Cosmetics, Inc. 144A, 13.750%, due 08/15/01 .........................         1,000,000             1,145,000
Riverwood International Corp., 10.875%, due 04/01/08 ............................         3,000,000             2,775,000
Ryerson Tull, Inc., 9.125%, due 07/15/06 ........................................         3,000,000             3,150,000
Scotsman Holdings PIK, 11.000%, due 03/01/04 ....................................         4,797,137             5,084,965
Sealy Corp., 9.500%, due 05/01/03 ...............................................         1,500,000             1,507,500
Tanger Properties Ltd., 8.750%, due 03/11/01 ....................................         3,000,000             3,029,880
Tenet Healthcare, 10.125%, due 03/01/05 .........................................         3,000,000             3,315,000
Triangle Pacific Corp., 10.500%, due 08/01/03 ...................................         2,450,000             2,612,312
Trism, Inc., 10.750%, due 12/15/00 ..............................................         1,000,000               960,000
Tultex Corp., 10.625%, due 03/15/05 .............................................         3,300,000             3,580,500
Unifrax Investment Corp., 10.500%, due 11/01/03 .................................         2,000,000             2,040,000
Victory Markets, Inc., 12.500%, due 03/15/00 (j) ................................         2,000,000                40,000
William Carter Co. 144A, 10.375%, due 12/01/06 ..................................         2,750,000             2,887,500
Wireless One, Inc., 0.000%, due 08/01/06 (i) ....................................         7,000,000             3,395,000
Wright Medical Technology, 10.750%, due 07/01/00 ................................         3,250,000             3,282,500
Young Broadcasting Corp., 9.000%, due 01/15/06 ..................................         3,000,000             2,910,000
                                                                                                            --------------
                                                                                                              142,488,157
                                                                                                            --------------

INTERNATIONAL DOLLAR BONDS - 1.88%
Euramax International Ltd. 144A, 11.250%, due 10/01/06 ..........................         3,000,000             3,105,000
                                                                                                            --------------

TOTAL U.S. BONDS (COST $141,397,308) ............................................                             145,593,157
                                                                                                            --------------

BRINSON HIGH YIELD FUND                                 SCHEDULE OF INVESTMENTS
================================================================================
December 31, 1996

                                                                                     SHARES                        VALUE
                                                                               -------------------           -----------------
U.S. EQUITIES - 8.20%
American Communication Services Warrants (b) .............................                   6,000           $         510,000
Cablevision Systems Preferred 11.125% (b) ................................                  38,092                   3,418,757
F.T.D. Class B (b) .......................................................                  40,625                      81,250
Icon Health & Fitness Capital, Inc. Warrants (b) .........................                   4,000                     240,500
Nextel Communications, Inc. Warrants (b) .................................                   2,315                          46
Renaissance Cosmetics, Inc. Preferred (b) ................................                   5,175                   4,631,625
Renaissance Cosmetics, Inc. Warrants "01" (b) ............................                   4,000                     252,000
Renaissance Cosmetics, Inc. Warrants "06" (b) ............................                   5,000                     650,000
S.D. Warren Co. Preferred 14.000% (b) ....................................                  70,000                   2,485,000
S.D. Warren Co. Warrants (b) .............................................                  60,000                     270,000
Scotsman Holdings (b) ....................................................                  29,992                     899,760
Town & Country Corp. Convertible Preferred 6.000% (b) ....................                  19,657                      12,286
Wright Medical Technology Warrants (b) ...................................                     618                      80,325
                                                                                                             -----------------
Total U.S. Equities (Cost $11,812,078) ...................................                                          13,531,549
                                                                                                             -----------------
                                                                                      FACE
SHORT-TERM INVESTMENTS - 3.12%                                                       AMOUNT                        VALUE
                                                                               -------------------           -----------------
COMMERCIAL PAPER - 3.12%
Cincinnati Bell, Inc., 7.250%, due 01/02/97 ..............................     $           900,000                     899,818
Lockheed Martin Corp., 6.970%, due 01/02/97 ..............................                 853,000                     852,835
Supervalu, Inc., 6.250%, due 01/21/97 ....................................                 500,000                     498,264
Tenneco, Inc., 6.000%, due 01/16/97 ......................................               1,000,000                     997,500
Texas Utilities Co., 7.250%, due 01/02/97 ................................                 900,000                     899,819
Tyson Foods, Inc., 5.580%, due 01/06/97 ..................................               1,000,000                     999,225
                                                                                                             -----------------
TOTAL SHORT-TERM INVESTMENTS
    (COST $5,147,461) ....................................................                                           5,147,461
                                                                                                             -----------------
TOTAL INVESTMENTS
    (COST $158,356,847) - 99.53% (a) .....................................                                         164,272,167
                                                                                                             -----------------

CASH AND OTHER ASSETS, LESS LIABILITIES - 0.47% ..........................                                             777,874
                                                                                                             -----------------

NET ASSETS - 100% ........................................................                                   $     165,050,041
                                                                                                             =================

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $158,356,847; and net unrealized appreciation consisted of:

                      Gross unrealized appreciation.......................                                          $8,599,004
                      Gross unrealized depreciation.......................                                          (2,683,684)
                                                                                                             -----------------
                                Net unrealized appreciation...............                                          $5,915,320
                                                                                                             =================

(b) Non-income producing security.

(c) Interest rate 0.000% until 11/01/00, then 13.000% to maturity.

(d) Interest rate 0.000% until 03/15/01, then 10.875% to maturity.

(e) Interest rate 0.000% until 01/15/97, then 10.250% to maturity.

(f) Interest rate 0.000% until 11/15/01, then 14.000% to maturity.

(g) Interest rate 0.000% until 07/01/01, then 11.625% to maturity.

(h) Interest rate 0.000% until 02/15/99, then 9.750% to maturity.

(i) Interest rate 0.000% until 08/01/01, then 13.500% to maturity.

(j) Security in default as to payment of interest.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1996, the value of these securities amounted to $18,163,750 or 11.00% of net assets.

PIK: Payment in kind bond - Interest is paid in additional bonds.

                See accompanying notes to financial statements.

BRINSON HIGH YIELD FUND                                     FINANCIAL STATEMENTS
================================================================================
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

ASSETS:
   Investments, at value (Cost $158,356,847) (Note 1)........................................    $  164,272,167
   Cash......................................................................................           245,669
   Receivables:
      Investment securities sold.............................................................           516,042
      Interest...............................................................................         3,016,163
   Due from Advisor (Note 2).................................................................            73,141
                                                                                                 --------------
             TOTAL ASSETS....................................................................       168,123,182
                                                                                                 --------------

LIABILITIES:
   Payables:
      Fund shares redeemed...................................................................         3,000,000
      Accrued expenses.......................................................................            73,141
                                                                                                  -------------
             TOTAL LIABILITIES...............................................................         3,073,141
                                                                                                  -------------

NET ASSETS:
   Applicable to 13,399,664 shares; no par value, unlimited shares authorized................       165,050,041
                                                                                                  =============

   Net asset value, offering price and redemption
      price per share ($165,050,041 divided by 13,399,664 shares)............................     $     12.3175
                                                                                                  =============

NET ASSETS CONSIST OF:
   Paid in capital...........................................................................     $ 139,665,538
   Accumulated net investment income.........................................................        18,020,454
   Accumulated net realized gain.............................................................         1,448,729
   Net unrealized appreciation...............................................................         5,915,320
                                                                                                  -------------
             NET ASSETS......................................................................     $ 165,050,041
                                                                                                  =============









            See accompanying notes to financial statements.

BRINSON HIGH YIELD FUND                                   FINANCIAL STATEMENTS
================================================================================

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME:
   Interest............................................................     $   12,492,995
   Dividends...........................................................             89,900
                                                                            --------------
             TOTAL INCOME..............................................         12,582,895
                                                                            --------------

EXPENSES:
   Accounting..........................................................             99,588
   Professional........................................................             35,054
   Administration......................................................             20,513
   Pricing.............................................................             11,260
   Custodian...........................................................              6,850
   Other...............................................................             11,224
                                                                            --------------
             TOTAL EXPENSES............................................            184,489
                                                                            --------------
             Expenses reimbursed by Advisor (Note 2)...................           (184,489)
                                                                            --------------
             NET EXPENSES..............................................                  0
                                                                            --------------
             NET INVESTMENT INCOME.....................................         12,582,895
                                                                            --------------

NET REALIZED AND UNREALIZED GAIN:
   Net realized gain...................................................          2,690,004
   Change in net unrealized appreciation or depreciation...............          3,781,750
                                                                            --------------
   Net realized and unrealized gain....................................          6,471,754
                                                                            --------------
   Net increase in net assets resulting from operations................     $   19,054,649
                                                                            ==============

                See accompanying notes to financial statements.

BRINSON HIGH YIELD FUND                                     FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         YEAR                   PERIOD
                                                                                        ENDED                   ENDED
                                                                                  DECEMBER 31, 1996       DECEMBER 31, 1995*
                                                                                  -----------------       ------------------
OPERATIONS:
   Net investment income...................................................       $     12,582,895        $       5,437,559
   Net realized gain (loss)................................................              2,690,004               (1,241,275)
   Change in net unrealized appreciation or depreciation...................              3,781,750                2,133,570
                                                                                  -----------------       ------------------
   Net increase in net assets resulting from operations....................             19,054,649                6,329,854
                                                                                  -----------------       ------------------

CAPITAL SHARE TRANSACTIONS:
   Shares sold.............................................................            118,474,046              122,069,499
   Shares redeemed.........................................................            (80,431,576)             (20,446,441)
                                                                                  -----------------       ------------------
   Net increase in net assets
      resulting from capital share transactions (a)........................             38,042,470              101,623,058
                                                                                  -----------------       ------------------
            TOTAL INCREASE IN NET ASSETS...................................             57,097,119              107,952,912
                                                                                  -----------------       ------------------

NET ASSETS:
   Beginning of period.....................................................            107,952,922                       10
                                                                                  -----------------       ------------------

   End of period (including accumulated net investment
      income of $18,020,454 and $5,437,559, respectively)..................       $    165,050,041        $     107,952,922
                                                                                  =================       ==================



(a) A summary of capital share transactions follows:
                                                                                       SHARES                 SHARES
                                                                                  -----------------       ------------------
   Shares sold.............................................................             10,044,820               12,072,988
   Shares redeemed.........................................................             (6,700,270)              (2,017,875)
                                                                                  -----------------       ------------------
       Net increase in shares outstanding..................................              3,344,550               10,055,113
                                                                                  =================       ==================

*  The Fund commenced operations April 28, 1995

                See accompanying notes to financial statements.

BRINSON HIGH YIELD FUND                                     FINANCIAL HIGHLIGHTS
================================================================================

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                                       YEAR                  PERIOD
                                                                                       ENDED                 ENDED
                                                                                 DECEMBER 31, 1996     DECEMBER 31, 1995*
                                                                                 -----------------     ------------------
Net asset value, beginning of period......................................       $        10.7361      $         10.0000
                                                                                 -----------------     ------------------
   Income from investment operations:
   Net investment income..................................................                 0.8041                 0.5408
   Net realized and unrealized gain.......................................                 0.7773                 0.1953
                                                                                 -----------------     ------------------
        Total income from investment operations...........................                 1.5814                 0.7361
                                                                                 -----------------     ------------------
Net asset value, end of period............................................       $        12.3175      $         10.7361
                                                                                 =================     ==================

Total return..............................................................                 14.73%                  7.36%
Ratios/Supplemental data
   Net assets, end of period (in 000s)....................................       $        165,050      $         107,953
   Ratio of expenses to average net assets:
        Before expense reimbursement......................................                  0.14%                  0.33%  **
        After expense reimbursement.......................................                  0.00%                  0.00%  **
   Ratio of net investment income to average net assets:
        Before expense reimbursement......................................                  9.17%                  9.33%  **
        After expense reimbursement.......................................                  9.31%                  9.66%  **
   Portfolio turnover rate................................................                    45%                    25%

*   The Fund commenced operations April 28, 1995
**  Annualized

Total return has not been annualized

                See accompanying notes to financial statements.

BRINSON EMERGING MARKETS EQUITY FUND
================================================================================

The Brinson Emerging Markets Equity Fund invests in the common stocks of less developed countries and also considers those not covered in our developed markets portfolios. We continually examine newly emerging markets in anticipation of gaining broad diversification benefits and identifying discrepancies between prices and fundamental values across markets.

We believe that the country allocation decision dominates performance in an emerging markets investment program. Due to the lack of forward currency markets in which to hedge, currency decisions are embedded in our market evaluations. Our emerging markets team in Chicago works closely with our investment teams in Basel and Singapore to assess fundamental value and macroeconomic trends and to determine market strategies.

On June 30, 1995, Brinson Partners, Inc. introduced its Brinson Emerging Markets Equity Fund. Since July 31, 1995, the first month-end after the Fund became fully invested, the Fund has earned a total return of 1.69%. This compares to the 1.69% for the Brinson Emerging Markets Normal Index, its benchmark. The Normal Index is constructed to minimize country specific risk while providing broad exposure to the growth opportunities in the emerging markets. The International Finance Corporation's Investable Index (IFCI), a published market capitalization-weighted benchmark, returned 3.27%.

For 1996, the Brinson Emerging Markets Equity Fund returned 9.34% compared to a 10.31% return for the Normal Index and an 9.38% return for the IFCI. This is the third consecutive year of below-normal returns for the IFCI. The IFCI had a total return of -8.40% in 1995 and -12.60% in 1994.

Market and currency allocation, which combines the impact from both local equity returns and currency returns, made a positive contribution to 1996 performance. Overweight allocations to Poland, the Czech Republic and Turkey, during the first nine months, contributed positively to performance. These contributions were somewhat offset by an overweight in India, which experienced a flat return for the year, and an underweight in Brazil, which had a strong year, up over 30%.

Stock selection was a negative contributor to 1996 returns. Opportunity costs were the most significant detractor early in the year, as strong markets created difficulties in entering them, causing us to have a higher cash position than desired. Specific stock selection was also hurt in Chile, Taiwan and India, where access to the direct market is restricted to closed-end funds or local-index swaps.

At present the Fund is fully invested. There are overweight positions in Chile, Indonesia, Taiwan, Thailand, Greece, Portugal, Russia and India. These overweight positions are offset by underweight positions in Brazil, Korea, Malaysia, South Africa and Turkey.

BRINSON EMERGING MARKETS EQUITY FUND
================================================================================

TOTAL RETURN

                                             6 months             1 year             Annualized
                                              ended               ended               06/30/95*
                                             12/31/96            12/31/96            to 12/31/96
--------------------------------------------------------------------------------------------------
Brinson Emerging Markets Equity Fund(1)        -3.63%              9.34%                  1.23%
--------------------------------------------------------------------------------------------------
Brinson Emerging Markets Equity Fund(2)        -6.50%              6.08%                  0.22%
--------------------------------------------------------------------------------------------------
Brinson Emerging Markets Normal Index          -3.86%             10.31%                  3.51%
--------------------------------------------------------------------------------------------------
IFC Investable Index                           -2.51%              9.38%                  5.26%
--------------------------------------------------------------------------------------------------

*    Inception date of the Brinson Emerging Markets Equity Fund.
(1) Total return based on NAV - Does not include the payment of a 1.50% transaction charge on Fund share purchases and redemptions.
(2) Standardized total return - Includes the payment of a 1.50% transaction charge on Fund share purchases and redemptions in each period presented where applicable.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in the Brinson Emerging Markets Equity Fund, the Brinson Emerging Markets Normal Index and the IFC Investable Index if you had invested $100,000 on June 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

BRINSON EMERGING MARKETS EQUITY FUND
VS. BRINSON EMERGING MARKETS NORMAL INDEX
AND IFC INVESTABLE INDEX

               Brinson Emerging        IFC Investible         Brinson Emerging
               Markets Equity Fund          Index           Markets Normal Index
06/30/95                    100,000             100,000                   100,000
07/31/95                     99,469             103,182                   102,846
08/31/95                     94,941             100,416                    98,380
09/30/95                     95,041              99,655                    97,952
10/31/95                     92,298              95,895                    94,968
11/30/95                     90,060              95,416                    92,628
12/31/95                     93,164              98,736                    95,466
01/31/96                     99,521             107,008                   103,741
02/29/96                     99,709             104,632                   103,127
03/31/96                    100,005             106,160                   103,399
04/30/96                    104,747             110,442                   108,202
05/31/96                    103,691             109,471                   107,412
06/30/96                    105,701             110,772                   109,536
07/31/96                     98,860             103,494                   102,864
08/31/96                    100,824             106,703                   105,105
09/30/96                    101,719             108,279                   106,494
10/31/96                     98,597             105,951                   102,987
11/30/96                    100,788             107,518                   104,879
12/31/96                    100,334             107,994                   105,309

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

BRINSON EMERGING MARKETS EQUITY FUND
================================================================================

TOP TEN NON-U.S. EQUITY HOLDINGS                         MARKET ALLOCATION
As of December 31, 1996                                  As of December 31, 1996

                                                             Percent of                                Market        Normal
                                                             Net Assets                              Allocation      Policy
-----------------------------------------------------------------------------        ------------------------------------------
 1.     Telekomunikasi Indonesia                                1.77 %               Argentina           5.9 %           5.9 %
 2.     Perez Companc S.A.                                      1.46                 Brazil              5.1             5.9
 3.     YPF Sociedad Anonima S.A. Class D                       1.31                 Chile               7.9             5.9
 4.     Hellenic Telecommunication Organization S.A.            1.30                 Mexico              5.9             5.9
 5.     Telecomunicacoes Brasileiras S.A. Preferred             1.24                 Indonesia           6.4             5.9
 6.     Alpha Credit Bank                                       1.17                 Korea               4.9             5.9
 7.     Gudang Garam                                            1.09                 Malaysia            3.9             5.9
 8.     Philippine Long Distance Telephone Co.                  1.04                 Philippines         5.9             5.9
 9.     Portugal Telecom S.A.                                   0.89                 Taiwan              6.4             5.9
10.     Ergo Bank S.A.                                          0.84                 Thailand            6.9             5.9
                                                                                     Greece              6.9             5.9
                                                                                     Israel              5.9             5.9
                                                                                     Portugal            6.4             5.9
                                                                                     South Africa        4.6             5.9
                                                                                     Turkey              4.9             5.9
                                                                                     China               3.0             3.0
                                                                                     India               4.0             3.0
                                                                                     Peru                3.0             3.0
                                                                                     Poland              2.0             3.0
                                                                                     Russia              0.5             0.0
                                                                                     Cash                0.0             0.0
                                                                                     ------------------------------------------
                                                                                                       100.0 %         100.0 %

                                                                                     Totals may not add due to rounding.

BRINSON EMERGING MARKETS EQUITY FUND SCHEDULE OF INVESTMENTS
================================================================================

December 31, 1996

                                                                                       SHARES                VALUE
                                                                                  --------------        -------------
Equities - 79.64%
Argentina - 6.08%
Astra Cia Argentina de Petroleo S.A. .............................................      318,179         $   607,843
Banco de Galicia y Buenos Aires S.A. Class B .....................................      165,225             993,201
Banco Frances del Rio de la Plata S.A. ...........................................       75,825             709,105
Buenos Aires Embotelladora S.A. Class B (b) ......................................           80              15,203
Celulosa Argentina S.A. (b) ......................................................       80,000              21,204
Disco S.A. ADR (b,c) .............................................................       13,700             383,600
Inversiones y Representaciones S.A. ..............................................      165,000             529,756
Juan Minetti S.A. ................................................................       28,065             116,774
Molinos Rio de la Plata S.A. .....................................................       18,958              67,504
Perez Companc S.A. ...............................................................      372,250           2,617,441
Siderar S.A.I.C. S.A. Class A (b) ................................................       11,600              33,415
Siderca S.A. Class A .............................................................      290,000             529,356
Telecom Argentina S.A. Class B ...................................................      140,000             576,915
Telefonica de Argentina S.A. Class B .............................................      400,000           1,048,210
Transportadora de Gas del Sur S.A. Class B .......................................      122,000             300,180
YPF Sociedad Anonima S.A. Class D ................................................       93,000           2,348,720
                                                                                                        -------------
                                                                                                         10,898,427
                                                                                                        -------------

Brazil - 5.33%
Aracruz Celulose S.A. Preferred B ................................................      102,000             165,910
Banco Bradesco S.A. Preferred ....................................................   18,950,000             137,338
Banco Itau S.A. Preferred ........................................................      160,000              69,297
Brazil Fund, Inc. (c) ............................................................       20,266             450,919
Brazil Realty S.A. GDR (b,c) .....................................................        2,000              38,000
Centrais Electricas Brasileiras S.A. .............................................    2,490,000             891,511
Centrais Electricas Brasileiras S.A. Preferred B .................................      985,000             365,938
Centrais Electricas de Santa Catarina S.A. Preferred B (b) .......................      320,000             298,749
Cia Cervejaria Brahma ............................................................      117,800              68,027
Cia Cervejaria Brahma Preferred ..................................................      576,000             314,887
Cia Energetica de Minas Gerais ADR (c) ...........................................        3,100             106,175
Cia Energetica de Minas Gerais Preferred .........................................   10,930,000             372,398
Cia Energetica de Sao Paulo Preferred (b) ........................................    3,000,000             116,968
Cia Paranaense de Energia ........................................................   26,020,000             275,476
Cia Paulista de Forca e Luz (b) ..................................................    2,220,000             262,811
Cia Siderurgica Nacional .........................................................    3,610,000             102,498
Cia Suzano de Papel e Celulose Preferred .........................................       14,000              36,381
Cia Vale do Rio Doce Preferred....................................................       20,746             399,346
Industrias Klabin de Papel e Celulose S.A. Preferred .............................       56,000              51,742
Itausa Investimentos Itau S.A. Preferred .........................................      102,000              76,574
Light Participacoes S.A. .........................................................      310,000              10,443
Light Participacoes S.A. (b) .....................................................      140,000              33,956
Perdigao S.A. Comercio e Industria Preferred (b) .................................    6,500,000              12,512
Petroleo Brasileiro S.A. Preferred ...............................................    5,650,000             899,976
Souza Cruz S.A. ..................................................................       10,000              65,640
Telecomunicacoes Brasileiras S.A. ................................................    5,220,000             374,293
Telecomunicacoes Brasileiras S.A. ADR (c) ........................................        1,000              76,500
Telecomunicacoes Brasileiras S.A. Preferred ......................................   28,830,000           2,219,826
Telecomunicacoes de Brasilia S.A. Preferred ......................................      150,000              54,859
Telecomunicacoes de Minas Gerais Preferred B .....................................      680,000              84,100
Telecomunicacoes de Sao Paulo S.A. ...............................................    1,950,000             421,549
Telecomunicacoes de Sao Paulo S.A. Preferred .....................................    1,790,000             387,632
Telecomunicacoes do Parana S.A. Preferred ........................................       60,000              33,557
Telecomunicacoes do Rio Janeiro S.A. Preferred (b) ...............................      700,000              88,588
Usinas Siderurgicas de Minas Gerais Preferred ....................................  197,200,000             201,184
                                                                                                        -------------
                                                                                                          9,565,560
                                                                                                        -------------
Chile - 6.68%
Banco O'Higgins ADR (c) ..........................................................        2,000              46,000
Banco Santander Chile ADR (c) ....................................................        7,000             105,000
Chile Fund, Inc (c) ..............................................................      451,000           9,414,625
Chilectra S.A. ADR (c) ...........................................................        2,000             108,250
Chilgener S.A. ADR (c) ...........................................................        6,700             139,863
Chilquinta S.A. ADR (c) ..........................................................       12,000             168,720
Cia de Telecomunicaciones de Chile S.A. ADR (c) ..................................        3,000             303,375

BRINSON EMERGING MARKETS EQUITY FUND SCHEDULE OF INVESTMENTS
================================================================================

DECEMBER 31, 1996

                                                                                          SHARES           VALUE
                                                                                      --------------    ------------
CHILE - (continued)
Embotelladora Andina S.A. ADR (c) ................................................             3,200    $     97,600
Empresa Nacional Electricidad Chile S.A. ADR (c) .................................            11,100         172,050
Enersis S.A. ADR (c) .............................................................            10,700         296,925
Laboratorio Chile ADR (c) ........................................................            16,000         264,000
Madeco S.A. ADR (c) ..............................................................             8,400         203,700
Maderas y Sinteticos Sociedad Anonima S.A. ADR (c) ...............................            14,000         196,000
Quimica y Minera Chile S.A. ADR (c) ..............................................             5,100         276,037
Santa Isabel S.A. ADR (c) ........................................................             3,800          85,975
Vina Concha y Toro S.A. ADR (c) ..................................................             4,300         101,050
                                                                                                         -----------
                                                                                                          11,979,170
                                                                                                         -----------

CHINA - 3.06%
China Resources Enterprises Ltd. (d) .............................................           266,000         598,379
Guangdong Electric Power Development Co. Ltd. Class B (d) ........................           490,000         433,309
Guangdong Investments (d) ........................................................            84,000          80,906
Guangdong Tannery Ltd. (b,d) .....................................................            26,705           6,732
Guangshen Railway Co. Ltd. ADR (b,c) .............................................            19,000         391,875
Maanshan Iron & Steel Co. (d) ....................................................         2,020,000         433,516
NG Fung Hong Ltd. (d) ............................................................           580,000         521,144
Qingling Motors Co. (b,d) ........................................................         1,310,000         724,024
Shandong Huaneng Power Co. Ltd. ADR (c) ..........................................            32,000         312,000
Shanghai Chlor-Alkali Chemical Co. Class B (c) ...................................           365,000         101,470
Shanghai Diesel Engine Co. Ltd. Class B (b,c) ....................................           624,000         295,776
Shanghai Industrial Holdings Ltd. (b,d) ..........................................            55,000         200,520
Shanghai Petrochemical Co. Ltd. (d) ..............................................         2,210,000         671,437
Shanghai Refrigerator Compressor Co. Ltd. Class B (c) ............................           590,000         320,960
Shanghai Tyre & Rubber Co. Ltd. Class B (b,c) ....................................           170,000          72,080
Tsingtao Brewery Co. Ltd. (d) ....................................................           274,000         104,500
Yizheng Chemical Fibre Co. Ltd. (d) ..............................................           900,000         218,749
                                                                                                         -----------
                                                                                                           5,487,377
                                                                                                         -----------

GREECE - 5.87%
AEGEK ............................................................................            30,000         110,656
Aktor S.A. .......................................................................             7,000          81,999
Alfa-Beta Vassilopoulos S.A. .....................................................            19,090         239,873
Alfa-Beta Vassilopoulos S.A. Preferred ...........................................             7,200          84,926
Alpha Credit Bank ................................................................            32,963       2,097,681
Aluminum of Greece S.A. ..........................................................             5,700         212,442
Athens Medical Center S.A. .......................................................            19,500         136,739
Elais Co. S.A. ...................................................................             6,550         187,040
Ergo Bank S.A. ...................................................................            29,720       1,506,418
ETBA Leasing S.A. ................................................................             8,300          95,714
Goody's S.A. .....................................................................             2,700          48,154
Hellas Can Packaging S.A. ........................................................            19,900         278,685
Hellenic Bottling Co. S.A. .......................................................            10,220         327,466
Hellenic Telecommunication Organization S.A. .....................................           136,320       2,329,004
Heracles General Cement Co. S.A. .................................................            54,450         675,355
Intracom S.A. ....................................................................            20,400         458,919
Michaniki S.A. ...................................................................             5,800          44,903
National Bank of Greece S.A. .....................................................            10,500         668,193
Silver & Baryte Ores Mining ......................................................             2,700          45,035
Titan Cement Co. S.A. ............................................................            16,350         889,040
                                                                                                         -----------
                                                                                                          10,518,242
                                                                                                          ----------

INDIA - 3.36%
Bajaj Auto Ltd. ..................................................................             7,500         178,838
Bharat Heavy Electricals Ltd. ....................................................            15,000          87,090
Bombay Dyeing GDR (b,c) ..........................................................            20,000          45,000
EIH Ltd. .........................................................................            12,000         131,640
EIH Ltd. GDR (c) .................................................................             2,700          62,438
Glaxo India Ltd. .................................................................            17,000         118,632
Grasim Industries Ltd. ...........................................................             8,000          93,398
Gujarat Ambuja Cements Ltd. ......................................................            15,000         101,535
Hindalco Industries Ltd. .........................................................             5,000          91,626

BRINSON EMERGING MARKETS EQUITY FUND SCHEDULE OF INVESTMENTS
============================================================
December 31, 1996


                                                                             Shares           Value
                                                                           -----------    ------------
India - (continued)
Hindustan Petroleum Corp. Ltd. ..........................................    21,000       $     194,613
India Cements Ltd. ......................................................    37,500              94,208
Indian Aluminum Co. Ltd. GDR (c) ........................................     5,700              27,788
Indian Hotels Co. Ltd. GDR (c) ..........................................     8,300             172,225
Indian Petrochemicals Corp. Ltd. GDR (c) ................................    20,000             200,000
Larsen & Toubro Ltd. ....................................................    10,000              61,061
Madras Cements Ltd. .....................................................       900             200,977
Mahanagar Telephone Nigam Ltd. ..........................................    51,000             337,390
Mahindra & Mahindra Ltd. ................................................    11,000             101,710
Morgan Stanley India Investment Fund, Inc. (b,c) ................           231,600           2,200,200
Pfizer Ltd. .............................................................    14,100              81,471
Ranbaxy Laboratories Ltd. ...............................................    12,000             181,214
Raymond Ltd. GDR (b,c) ..................................................     4,650              27,900
Reliance Industries Ltd. GDR (b,c) ......................................     8,000              86,960
SKF Bearings India Ltd. .................................................       530              36,989
State Bank of India GDR (b,c) ...........................................    25,000             437,500
Steel Authority of India Ltd. GDR (c) ...................................    27,700             266,266
Tata Engineering and Locomotive Co. Ltd. ................................    16,000             150,509
Tata Engineering and Locomotive Co. Ltd. GDR (c) ........................    11,300              97,406
Tata Power Co. Ltd. .....................................................    20,000              68,667
Tata Tea Ltd. ...........................................................    17,000              92,415
                                                                                          -------------
                                                                                              6,027,666
                                                                                          -------------

Indonesia - 6.28%
Bank Bali Foreign .......................................................    16,000              39,958
Bank Dagang Nasional Indonesia ..........................................   188,875             191,873
Bank Internasional Indonesia ............................................   267,194             262,953
Ciputra Development .....................................................   356,000             369,185
Gadjah Tunggal ..........................................................   482,000             209,122
Gudang Garam ............................................................   454,500           1,962,285
Hanjaya Mandala Sampoerna ...............................................   124,000             661,333
Indah Kiat Pulp & Paper Corp. ...........................................   169,804             123,984
Indah Kiat Pulp & Paper Corp. Warrants (b) ..............................     6,990               1,923
Indocement Tunggal Prakarsa .............................................   608,000             926,476
Indofood Sukses Makmur ..................................................   239,000             475,471
Indosat .................................................................   224,000             616,296
Inti Indorayon Utama ....................................................   479,500             350,111
Kalbe Farma .............................................................   157,000             179,428
Lippo Bank ..............................................................   449,000             437,121
Mayora Indah ............................................................   296,000             137,820
Semen Gresik ............................................................   259,500             834,794
Telekomunikasi Indonesia ................................................ 1,836,000           3,166,857
Unilever Indonesia ......................................................     3,000              50,794
United Tractors .........................................................   128,500             269,238
                                                                                          -------------
                                                                                             11,267,022
                                                                                          -------------

Israel - 4.56%
American Israeli Paper Mills Ltd. .......................................     1,800              73,969
Bank Hapoalim Ltd. (b) ..................................................   669,000           1,059,516
Bank Leumi Le-Israel (b) ................................................   200,000             274,842
Bezeq Israeli Telecommunications Corp. Ltd. .............................   223,200             541,237
Blue Square Chain Stores Properties & Investments (b) ...................    13,300             104,089
Clal Electronics Industries Ltd. ........................................     1,700             161,122
Clal Industries Ltd. ....................................................    59,807             285,813
Clal Israel Ltd. (b) ....................................................    12,000             312,322
Dead Sea Bromine ........................................................    41,100             206,671
Dead Sea Works Ltd. .....................................................   124,489             319,517
Elbit Ltd. ..............................................................     2,700              17,430
Elbit Medical Imaging Ltd. ..............................................     2,700              11,231
Elbit Systems Ltd. (b) ..................................................     2,700              20,648
First International Bank of Israel Ltd. .................................     3,750             415,706
IDB Development Corp. Ltd. ..............................................    16,800             305,977
IDB Holding Corp. Ltd. ..................................................    63,500             234,395
Industrial Buildings Corp. (b) ..........................................   116,000             119,735

BRINSON EMERGING MARKETS EQUITY FUND SCHEDULE OF INVESTMENTS
================================================================================

December 31, 1996

                                                                                     SHARES             VALUE
                                                                                  ------------       ------------
ISRAEL - (continued)
Israel Chemicals Ltd. (b) ....................................................         971,000      $     837,714
Koor Industries Ltd. .........................................................           6,550            570,499
Makhteshim Chemical Works Ltd. (b) ...........................................          43,000            270,944
Supersol Ltd. ................................................................          24,600            602,134
Tadiran Ltd. .................................................................          56,900            258,597
Teva Pharmaceutical Industries Ltd. ..........................................           2,332          1,167,530
                                                                                                    -------------
                                                                                                        8,171,638
                                                                                                    -------------

KOREA - 4.07%
Anam Electronics Co. (b) .....................................................           3,400             32,733
Cho Hung Bank Co. Ltd. .......................................................          20,450            162,826
Commercial Bank of Korea .....................................................          36,000            235,032
Daelim Industrial Co. ........................................................          15,908            150,519
Daewoo Corp. .................................................................          18,700            142,655
Daewoo Electronics Co. .......................................................          39,200            280,497
Daewoo Heavy Industries ......................................................           2,500             15,435
Daewoo Securities Co. Ltd. Preferred .........................................           6,700             48,338
Daewoo Telecom Co. (b) .......................................................          23,100            224,033
Dong-A Pharmaceutical Co. Ltd. ...............................................           3,800             73,258
Hanil Bank ...................................................................          43,100            295,659
Hanshin Construction Co. (b) .................................................           3,500             19,290
Hanwha Machinery Co. Ltd. (b) ................................................          25,945            254,694
Housing & Commercial Bank, Korea (b) .........................................          10,710            167,408
Hyundai Engineering & Construction Co. (b) ...................................           7,998            185,406
Hyundai Motor Co. Ltd. .......................................................          10,380            270,089
Hyundai Securities Co. (b) ...................................................          18,922            226,035
Jinro General Foods Co. (b) ..................................................           4,600             36,833
Jinro Ltd. (b) ...............................................................          11,500            239,385
Keum Kang Development Ind. Co. ...............................................          11,800            193,992
Keum Kang Ltd. ...............................................................             850             38,705
Kookmin Bank .................................................................           7,760            124,564
Korea Electric Power Corp. ...................................................          44,260          1,287,754
Korea Mobile Telecommunications Corp. ........................................             340            339,236
Kumho Construction & Engineering Co. Ltd. ....................................          29,100            220,272
Kumho Merchant Bank (b) ......................................................          25,000            310,467
Kun Young Construction Corp. (b) .............................................           7,000             22,850
LG Cable & Machinery .........................................................           5,761             72,907
LG Information & Communication Ltd. ..........................................           4,976            317,805
LG Insurance Co. Ltd. ........................................................             370             19,649
Orion Electric Co. ...........................................................           4,500             55,884
Pohang Iron & Steel Co. Ltd. .................................................           1,000             56,984
Poongsan Corp. (b) ...........................................................           6,800             79,621
Samsung Display Devices Co. ..................................................             900             52,442
Samsung Electronics Co. ......................................................           5,089            298,508
Samsung Heavy Industries .....................................................           4,000             41,396
Seoul City Gas Co. Ltd. (b) ..................................................           1,900            119,101
Shinhan Bank .................................................................           5,480             87,207
Ssangyong Investment & Securities Co. Ltd. (b) ...............................           3,900             37,270
Ssangyong Oil Refining Co. Ltd. ..............................................          12,200            266,943
STC Corp. ....................................................................             800             14,193
Young Jin Pharmaceutical Industry Co. ........................................          20,000            187,108
                                                                                                    -------------
                                                                                                        7,304,983
                                                                                                    -------------

MALAYSIA - 3.69%
Genting Bhd ..................................................................          28,000            192,912
Hume Industries (Malaysia) Bhd ...............................................          70,000            440,705
Kuala Lumpur Kepong Bhd ......................................................         193,500            490,358
Land & General Holdings Bhd ..................................................         157,000            376,104
Malayan Banking Bhd ..........................................................          66,000            731,736
Malaysia International Shipping Bhd (Frgn.) ..................................          94,000            279,153
Nestle (Malaysia) Bhd ........................................................          38,000            305,444
Public Bank Bhd (Frgn.) ......................................................         262,333            555,724
Resorts World Bhd ............................................................          59,000            268,660
Sime Darby Bhd ...............................................................         223,000            878,579

BRINSON EMERGING MARKETS EQUITY FUND SCHEDULE OF INVESTMENTS
============================================================
December 31, 1996

                                                                          Shares         Value
                                                                       ------------   ------------
Malaysia - (continued)
Telekom Malaysia Bhd ................................................   109,000       $    971,095
Tenaga Nasional Bhd .................................................   195,000            934,270
YTL Corp. Bhd .......................................................    36,000            193,863
                                                                                      ------------
                                                                                         6,618,603
                                                                                      ------------

Mexico - 3.99%
Alfa S.A. Series A ..................................................   185,226            851,776
Altos Hornos de Mexico S.A. (b) .....................................   125,000            246,125
Apasco S.A. .........................................................    58,500            401,296
Carso Global Telecom Series A-1 (b) .................................    65,276            149,259
Cemex S.A. Series A .................................................    46,744            167,749
Cemex S.A. Series B .................................................    95,487            371,177
Cifra S.A. Series A (b) .............................................    42,000             52,607
Cifra S.A. Series B (b) .............................................    49,000             59,881
Desc S.A. Series C (b) ..............................................    40,000            217,988
El Puerto de Liverpool S.A. Series 1 ................................    25,000             22,358
El Puerto de Liverpool S.A. Series C-1 ..............................     1,250              1,111
Empresas ICA Sociedad Controladora S.A. (b) .........................     9,551            139,892
Empresas La Moderna S.A. Series A ...................................    95,106            463,328
Fomento Economico Mexicano S.A. Series B ............................   113,011            384,743
Grupo Carso S.A. Series A1 ..........................................    65,276            339,979
Grupo Casa Autrey S.A. ADR (c) ......................................     9,100            177,450
Grupo Elektra S.A. Series CPO .......................................     5,300             41,676
Grupo Financiero Banamex Accival S.A. Series B ......................    27,000             56,456
Grupo Financiero Banamex Accival S.A. Series L (b) ..................       510                969
Grupo Financiero Bancomer S.A. Series B (b) .........................    60,000             24,009
Grupo Financiero Inbursa S.A. Series B ..............................     2,276              7,777
Grupo Imsa S.A. ADR (b,c) ...........................................    17,500            332,500
Grupo Industrial Bimbo S.A. Series A ................................    13,000             74,314
Grupo Mexico S.A. Series B (b) ......................................    34,000            108,841
Grupo Televisa S.A. Series CPO (b) ..................................    13,994            179,725
Hylsamex S.A. Series BCP ............................................    36,000            141,997
Industrias Penoles S.A. .............................................    13,500             47,847
Kimberly-Clark de Mexico S.A. Series A ..............................    40,404            784,265
Kimberly-Clark de Mexico S.A. Series B ..............................     4,117             79,756
Telefonos de Mexico S.A. Series L ...................................   547,850            901,948
Tubos de Acero de Mexico S.A. .......................................    21,000            332,126
                                                                                      ------------
                                                                                         7,160,925
                                                                                      ------------

Peru - 2.59%
Banco Wiese .........................................................    54,000             81,094
Banco Wiese ADR (c) .................................................     8,500             49,937
Cementos Lima S.A. ..................................................    15,470            227,553
Cia de Minas Buenaventura S.A. ADR (c) ..............................     5,700             97,613
Cia de Minas Buenaventura S.A. A Shares .............................    16,136            118,053
Cia de Minas Buenaventura S.A. B Shares .............................     3,450             28,628
Cia de Minas Buenaventura S.A. Trabajo Shares .......................     2,178             15,935
Cia Minera Milpo S.A. Trabajo Shares ................................     3,363             16,834
Cia Nacional de Cerveza (b) .........................................    21,000            116,442
Credicorp Ltd. (c) ..................................................    56,005          1,036,092
Ferreyros S.A. ......................................................    63,183             60,823
Minsur S.A. Trabajo Shares ..........................................     4,911             17,114
Southern Peru Copper Corp. (c) ......................................    27,675            404,747
Telefonica del Peru S.A. ADR (c) ....................................    52,800            996,600
Telefonica del Peru S.A. B Shares ...................................   739,115          1,383,172
                                                                                      ------------
                                                                                         4,650,637
                                                                                      ------------

Philippines - 5.25%
Ayala Corp. Class B .................................................   955,100          1,034,994
Ayala Land, Inc. Class B ............................................   419,800            478,859
Engineering & Equipment Corp. .......................................   710,000             46,973
JG Summit Holding, Inc. Class B ..................................... 1,154,000            324,700
Manila Electric Co. Class B .........................................   113,050            924,173
Metropolitan Bank & Trust Co. .......................................    31,706            783,608
Petron Corp. ........................................................ 1,973,000            667,669

BRINSON EMERGING MARKETS EQUITY FUND SCHEDULE OF INVESTMENTS
================================================================================

December 31, 1996

                                                                                         Shares            Value
                                                                                      -----------      --------------
Philippines - (continued)
Philippine Commercial International Bank ....................................              54,900     $       720,171
Philippine Long Distance Telephone Co. ......................................              33,950           1,865,314
San Miguel Corp. Class B ....................................................             240,280           1,059,790
SM Prime Holdings, Inc. .....................................................           3,560,400             920,560
Union Bank of Philippines (b) ...............................................             205,600             214,981
Universal Robina Corp. ......................................................             664,000             372,396
                                                                                                       --------------
                                                                                                            9,414,188
                                                                                                       --------------

Poland - 0.62%
Agros Holdings S.A. Class C (b) .............................................               3,300              87,100
Bank Inicjatyw Gospodarczych S.A. ...........................................             145,000             202,762
Bank Slaski S.A. ............................................................               1,750             178,640
ComputerLand Poland S.A. (b) ................................................               2,200              54,606
DROSED S.A. (b) .............................................................               3,300              66,911
Elektrim Spolka Akcyjna S.A. ................................................              10,000              90,893
Exbud S.A. (b) ..............................................................               8,500              78,745
Krosnienskie Huty Szkla Kros S.A. ...........................................               3,400              65,373
Przedsiebiorstwo Farmaceutyczne JELFA S.A. (b) ..............................               6,100              97,029
Sokolowskie Zaklady Miesne S.A. (b) .........................................              53,000              74,113
Vistula S.A. ................................................................              12,000              39,224
Zaklady Przemyslu Cukierniczego Jutrzenka S.A. ..............................               3,500              67,908
                                                                                                       --------------
                                                                                                            1,103,304
                                                                                                       --------------

Portugal - 5.66%
Banco Comercial Portugues S.A. ..............................................              72,120             949,986
Banco Espirito Santo e Comercial de Lisboa S.A. (b) .........................              44,100             774,910
Banco Totta & Acores S.A. ...................................................              25,354             477,521
Cimentos de Portugal S.A. ...................................................              33,950             729,952
Corticeira Amorim S.A. ......................................................              29,800             327,272
Engil-SGPS ..................................................................              18,000             206,609
Estabelecimentos Jeronimo Martins & Filho-SGPS S.A. .........................              17,200             885,980
Estabelecimentos Jeronimo Martins & Filho-SGPS S.A. New Shares ..............               8,600             443,156
Lusotur-Sociedade Financiera de Turismo S.A. (b) ............................               7,500             115,942
Modelo Continente-SGPS S.A. .................................................              16,500             552,551
Portucel Industrial-Empresa Produtora de Celulosa S.A. ......................              36,600             212,174
Portugal Telecom S.A. .......................................................              55,900           1,591,485
Portugal Telecom S.A. ADR (c) ...............................................               2,300              64,975
Semapa-Sociedade de Investimento e Gestao-SGPS S.A. .........................              24,000             430,531
Somague-SGPS S.A. (b) .......................................................              27,000             280,348
Sonae Investimentos-SGPS S.A. ...............................................              38,000           1,201,804
Soporcel-Sociedade Portuguesa de Celulose S.A. ..............................              26,000             693,333
Telecel-Commincacaoes Pessoais S.A. (b) .....................................               3,200             204,058
                                                                                                       --------------
                                                                                                           10,142,587
                                                                                                       --------------

Russia - 0.13%
Vimpel-Communications ADR (b,c) .............................................              10,000             236,250
                                                                                                       --------------

South Africa - 4.60%
AECI Ltd. ...................................................................              16,000              88,938
Alpha Ltd. ..................................................................               2,700              41,562
Amalgamated Banks of South Africa ...........................................              65,215             334,622
Anglo American Coal Corp. Ltd. ..............................................               4,878             370,225
Anglo American Corp. of South Africa Ltd. ...................................               5,850             322,054
Anglo American Industrial Corp. Ltd. ........................................              14,099             510,921
Anglovaal Ltd. ..............................................................               6,868             202,630
Barlow Ltd. .................................................................               8,600              76,303
De Beers Centenary AG .......................................................              34,433             988,291
Edgars Stores Ltd. ..........................................................               1,200              26,938
Energy Africa Ltd. (b) ......................................................              45,000             164,514
Engen Ltd. ..................................................................               9,000              48,104
Fedsure Holdings Ltd. .......................................................              18,700             113,941
Free State Consolidated Gold Mines Ltd. .....................................              31,300             229,192
Impala Platinum Holdings Ltd. ...............................................              17,822             178,129
Investec Bank Ltd. ..........................................................               5,500             134,637
Iscor Ltd. ..................................................................             388,061             277,103

BRINSON EMERGING MARKETS EQUITY FUND SCHEDULE OF INVESTMENTS
================================================================================
December 31, 1996

                                                                                                    SHARES              VALUE
                                                                                                -------------       -------------
SOUTH AFRICA - (CONTINUED)
Johnnies Industrial Corp. Ltd. ...................................................                     14,100       $     153,739
Kloof Gold Mining Co. Ltd. .......................................................                     20,178             164,361
Liberty Life Association of Africa Ltd. ..........................................                     18,700             468,759
Metro Cash & Carry Ltd. ..........................................................                     18,000              59,649
Murray & Roberts Holdings Ltd. ...................................................                     91,100             204,505
Nampak Ltd. ......................................................................                     15,700              62,432
Nasionale Pers Beperk N Shares ...................................................                      7,400              68,425
Nedcor Ltd. ......................................................................                     24,268             332,055
Pepkor Ltd. (b) ..................................................................                     23,236              71,287
Pick'n Pay Stores Ltd. ...........................................................                     12,900              12,824
Pick'n Pay Stores Ltd. N Shares ..................................................                     25,800              23,167
Rembrandt Group Ltd. .............................................................                     59,619             532,153
Rustenburg Platinum Holdings Ltd. ................................................                      5,704              78,047
Sappi Ltd. .......................................................................                     12,749             114,478
Sasol Ltd. .......................................................................                     49,712             589,861
South African Breweries Ltd. .....................................................                     19,700             499,091
Sun International (South Africa) Ltd. ............................................                    107,000              85,785
Tongaat-Hulett Group Ltd. ........................................................                     15,500             188,059
Vaal Reefs Exploration & Mining Co. Ltd. .........................................                      3,700             237,311
Western Deep Levels Ltd. .........................................................                      6,400             196,006
                                                                                                                    -------------
                                                                                                                        8,250,098
                                                                                                                    -------------
TAIWAN - 0.47%
Taiwan Fund, Inc. (c) ............................................................                     38,000             845,500
                                                                                                                    -------------

THAILAND - 5.58%
Advanced Info Service PLC ........................................................                     44,800             380,905
Asia Credit PLC ..................................................................                     26,500             102,837
Bangkok Bank PLC .................................................................                    128,600           1,243,869
Bangkok Expressway PLC (b) .......................................................                    552,000             618,955
Bank of Ayudhya PLC ..............................................................                     96,000             226,521
Electricity Generating PLC .......................................................                    257,000             701,638
Finance One PLC ..................................................................                     30,000              60,843
Italian-Thai Development PLC .....................................................                     81,300             520,015
Jasmine International PLC ........................................................                    149,500             228,856
Land & House PLC .................................................................                     63,300             461,665
PTT Exploration & Production PLC .................................................                     49,800             718,643
Shinawatra Computer Co. PLC ......................................................                     34,600             418,331
Shinawatra Satellite PLC .........................................................                    251,100             284,005
Siam Cement PLC ..................................................................                     26,000             815,289
Siam City Cement PLC .............................................................                     21,700             113,409
TelecomAsia Corp. PLC (b) ........................................................                    623,000           1,299,942
Thai Farmers Bank PLC ............................................................                     76,000             474,259
Thai Petrochemical Industry PLC ..................................................                    229,625             232,849
Thai Telephone & Communication PLC (b) ...........................................                    425,000             352,233
Thai Telephone & Communication PLC Foreign (b) ...................................                    178,400             160,031
TPI Polene PLC ...................................................................                    110,500             204,709
United Communication Industry PLC ................................................                      7,000              47,504
United Communication Industry PLC Foreign ........................................                     32,100             345,538
                                                                                                                    -------------
                                                                                                                       10,012,846
                                                                                                                    -------------

TURKEY - 1.69%
Adana Cimento Sanayii Class A ....................................................                  1,200,000              63,798
Akbank T.A.S. ....................................................................                  3,300,000             446,171
Akcansa Cimento A.S. .............................................................                  1,400,000             128,328
Aksa Akrilik Kimya Sanayii A.S. ..................................................                    250,000              33,801
Arcelik A.S. .....................................................................                  2,000,000             201,659
Aygaz A.S. .......................................................................                    800,000             115,496
Brisa Bridgestone Sabanci Lastik Sanayii Ve Ticaret A.S. .........................                     80,000              35,565
Cukurova Elektrik A.S. ...........................................................                     30,000              35,749
Ege Biracilik Ve Malt Sanayii A.S. ...............................................                    571,064             121,703
Enka Holding Yatirim A.S. ........................................................                     52,000              10,010
Erciyas Biracilik Ve Malt Sanayii ................................................                    932,000             100,380
Eregli Demir Ve Celik Fabrikalari T.A.S. .........................................                    350,000              41,707
Guney Biracilik Ve Malt Sanayii ..................................................                     40,250               2,546

BRINSON EMERGING MARKETS EQUITY FUND SCHEDULE OF INVESTMENTS
================================================================================

December 31, 1996

                                                                                         SHARES                VALUE
                                                                                     --------------        --------------
TURKEY - (CONTINUED)
Izmir Demir Celik Sanayii A.S. (b) ..........................................             5,126,816       $        42,765
Kartonsan Karton Sanayii Ve Ticaret A.S. ....................................               300,000                28,874
Koc Holding A.S. (b) ........................................................             1,183,333               206,089
Koc Yatirim Ve Sanayii Mamulleri Pazarlama S.A. .............................                 5,000                   951
Migros Turk T.A.S. ..........................................................               240,000               291,489
Netas-Northern Elektrik Telekomunikasyon A.S. ...............................               100,000                22,457
Petrol Ofisi A.S. ...........................................................               100,000                26,582
Tat Konserve Sanayii A.S. ...................................................                29,999                 4,468
Tupras-Turkiye Petrol Rafinerileri A.S. (b) .................................               300,000                74,247
Turcas Petroculuk A.S. (b) ..................................................             1,270,000               104,771
Turk Hava Yollari A.O. (b) ..................................................               350,000                76,997
Turk Sise Ve Cam Fabrikalari A.S. (b) .......................................             2,100,000               221,367
Turkiye Garanti Bankasi A.S. ................................................             1,600,000                71,864
Turkiye Is Bankasi Class C ..................................................             1,700,000               261,011
Yapi Ve Kredi Bankasi  A.S. .................................................            10,300,000               254,916
                                                                                                           --------------
                                                                                                                3,025,761
                                                                                                           --------------

VENEZUELA - 0.08%
Cia Anonima Nacional Telefonos de Venezuela ADR (b,c) .......................                 5,000               140,625
                                                                                                           --------------

TOTAL EQUITIES
   (Cost $141,829,796) ......................................................                                 142,821,409
                                                                                                           --------------

                                                                                          FACE
SHORT-TERM INVESTMENTS - 20.14%                                                          AMOUNT                VALUE
                                                                                     --------------        --------------
COMMERCIAL PAPER -  20.14%
Burlington Northern Santa Fe, 5.650%, due 01/17/97 ..........................       $     2,500,000             2,493,722
Case Credit Corp., 5.510%, due 01/07/97 .....................................             2,500,000             2,497,704
Cincinnati Bell, Inc., 7.250%, due 01/02/97 .................................               800,000               799,839
Columbia/HCA Healthcare Corp., 5.700%, due 02/11/97 .........................             2,000,000             1,987,017
Crown Cork & Seal Co., Inc.
    5.520%, due 01/10/97 ....................................................             1,000,000               998,620
    5.580%, due 01/29/97 ....................................................             2,000,000             1,991,320
    5.580%, due 01/31/97 ....................................................               800,000               796,280
CSX Corp., 5.520%, due 01/15/97 .............................................             2,000,000             1,995,707
Harris Corp., 5.600%, due 01/07/97 ..........................................             2,500,000             2,497,667
PS Colorado Credit Corp., 5.580%, due 02/12/97 ..............................             2,000,000             1,986,980
Ralston Purina Co., 5.500%, due 01/06/97 ....................................             1,000,000               999,236
Rite Aid Corp.
    5.750%, due 01/06/97 ....................................................             2,300,000             2,298,163
    5.550%, due 01/08/97 ....................................................             2,000,000             1,997,842
    5.550%, due 02/18/97 ....................................................             2,000,000             1,985,200
Reynolds Metals Co., 5.770%, due 01/17/97 ...................................             1,227,000             1,223,853
Sundstrand Corp., 5.500%, due 01/09/97 ......................................               500,000               499,389
Texas Utilities Co., 7.250%, due 01/02/97 ...................................               792,000               791,840
Textron, Inc., 5.620%, due 01/10/97 .........................................             2,000,000             1,997,190
Tyson Foods, Inc.
    5.580%, due 01/06/97 ....................................................               800,000               799,380
    5.750%, due 01/09/97 ....................................................             1,000,000               998,722
US West Capital Funding, Inc., 5.630%, due 02/05/97 .........................             2,000,000             1,989,053
Vastar Resources, Inc., 6.020%, due 01/03/97 ................................             2,000,000             1,999,331
Whirlpool Financial Corp., 6.000%, due 01/02/97 .............................               500,000               499,917
                                                                                                           --------------
TOTAL SHORT-TERM INVESTMENTS
    (COST $36,123,972) ......................................................                                  36,123,972
                                                                                                           --------------

TOTAL INVESTMENTS
   (COST $177,953,768) - 99.78% (A) .........................................                                 178,945,381
                                                                                                           --------------

CASH AND OTHER ASSETS, LESS LIABILITIES - 0.22% .............................                                     392,794
                                                                                                           --------------

NET ASSETS - 100% ...........................................................                             $   179,338,175
                                                                                                           ==============

                See accompanying notes to Schedule of Investments.

BRINSON EMERGING MARKETS EQUITY FUND SCHEDULE OF INVESTMENTS
================================================================================

December 31, 1996

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $177,953,768; and net unrealized appreciation consisted of:

          Gross unrealized appreciation . . . . . . . . . . . . . . $ 9,485,919
          Gross unrealized depreciation . . . . . . . . . . . . . .  (8,494,306)
                                                                    -----------
                Net unrealized appreciation . . . . . . . . . . . . $   991,613
                                                                    ===========

(b) Non-income producing security.
(c) Denominated in U.S. dollars.
(d) Denominated in Hong Kong dollars.

EQUITY SWAP CONTRACTS (NOTE 4)

The Brinson Emerging Markets Equity Fund has entered into equity swap contracts as of December 31, 1996. These swaps serve to reduce the Fund's exposure to short-term investments, as a percentage of net assets, from 20.14% to 4.64% and increase the Fund's exposure to various countries. The following reflects the open swap positions as of December 31, 1996, aggregated by country exposure:

                                                            NET UNREALIZED
NOTIONAL AMOUNTS       MATURITY DATES          COUNTRY       GAIN/(LOSS)     EXPOSURE
----------------       --------------         --------     ---------------  ----------
$      821,887         02/28/97               India        $    49,825          0.49%
     2,414,484         12/11/97               Israel            64,018          1.38
     2,200,000         10/15/97-11/14/97      Mexico           (37,760)         1.20
       940,874         05/27/97               Philippines       27,592          0.54
     2,514,056         12/11/97               Poland            69,125          1.44
     1,456,690         10/15/97               Portugal         100,031          0.87
     9,685,505         03/04/97-12/15/97      Taiwan           842,843          5.87
     1,700,000         10/15/97               Thailand        (446,522)         0.70
     5,299,036         10/15/97-12/15/97      Turkey            91,771          3.01
--------------                                             -----------         -----
$   27,032,532                                             $   760,923         15.50%
==============                                             ===========         =====

                See accompanying notes to financial statements.

BRINSON EMERGING MARKETS EQUITY FUND                       FINANCIAL STATEMENTS
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

ASSETS:
   Investments, at value (Cost $177,953,768) (Note 1)..............................     $        178,945,381
   Cash............................................................................                3,862,727
   Foreign currency, at value (Cost $2,203,660)....................................                2,192,916
   Receivables:
      Investment securities sold...................................................                  236,480
      Net unrealized gain on open equity swap contracts (Note 4)...................                1,106,385
      Dividends....................................................................                  422,863
   Other assets....................................................................                    7,163
                                                                                        --------------------
             TOTAL ASSETS..........................................................              186,773,915
                                                                                        --------------------

LIABILITIES:
   Payables:
      Investment securities purchased..............................................                6,902,380
      Equity swap contracts closed.................................................                   70,620
      Net unrealized loss on open equity swap contracts (Note 4)...................                  345,462
      Accrued expenses.............................................................                  117,278
                                                                                        --------------------
             TOTAL LIABILITIES.....................................................                7,435,740
                                                                                        --------------------

NET ASSETS:
   Applicable to 17,606,002 shares; no par value, unlimited shares authorized......     $        179,338,175
                                                                                        ====================

   Net asset value per share
      ($179,338,175 / 17,606,002 shares)...........................................     $            10.1862
                                                                                        ====================

   Maximum offering price per share (net asset value,
      plus 1.52% of net asset value, or 1.50% of offering price) (Note 7)...........    $            10.3413
                                                                                        ====================

   Redemption price per share (net asset value,
      less 1.50% of net asset value, or 1.52% of redemption value) (Note 7).........    $            10.0334
                                                                                        ====================


NET ASSETS CONSIST OF:
   Paid in capital.................................................................     $        174,975,422
   Accumulated net investment income...............................................                4,997,026
   Accumulated net realized loss...................................................               (2,383,228)
   Net unrealized appreciation.....................................................                1,748,955
                                                                                        --------------------
             NET ASSETS............................................................     $        179,338,175
                                                                                        ====================

                See accompanying notes to financial statements.

BRINSON EMERGING MARKETS EQUITY FUND                     FINANCIAL STATEMENTS
===============================================================================
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME:
   Interest..........................................................................        $   2,846,784
   Dividends (net of $109,739 for foreign taxes withheld)............................            1,689,944
                                                                                             -------------
             TOTAL INCOME............................................................            4,536,728
                                                                                             -------------

EXPENSES:
   Custodian.........................................................................              277,166
   Accounting........................................................................              114,889
   Professional......................................................................               80,551
   Other.............................................................................               61,785
                                                                                             -------------
             TOTAL EXPENSES..........................................................              534,391
                                                                                             -------------
             NET INVESTMENT INCOME...................................................            4,002,337
                                                                                             -------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
       Investments...................................................................           (1,310,465)
       Equity swap contracts.........................................................               68,325
       Foreign currency transactions.................................................             (240,688)
                                                                                             -------------
           Net realized loss.........................................................           (1,482,828)
                                                                                             -------------
   Change in net unrealized appreciation or depreciation on:
       Investments and foreign currency..............................................            5,415,658
       Translation of other assets and liabilities denominated in foreign currency...               (3,876)
                                                                                             -------------
           Change in net unrealized appreciation or depreciation.....................            5,411,782
                                                                                             -------------
   Net realized and unrealized gain..................................................            3,928,954
                                                                                             -------------
   Net increase in net assets resulting from operations..............................        $   7,931,291
                                                                                             =============







                See accompanying notes to financial statements.

BRINSON EMERGING MARKETS EQUITY FUND                       FINANCIAL STATEMENTS
================================================================================
STATEMENTS OF CHANGES IN NET ASSETS

                                                                             YEAR                    PERIOD
                                                                             ENDED                    ENDED
                                                                       DECEMBER 31, 1996       DECEMBER 31, 1995*
                                                                       -----------------       ------------------
OPERATIONS:
   Net investment income.......................................       $       4,002,337       $         994,689
   Net realized loss...........................................              (1,482,828)               (900,400)
   Change in net unrealized appreciation or depreciation.......               5,411,782              (3,662,827)
                                                                       -----------------      ------------------
   Net increase (decrease) in net assets
      resulting from operations................................               7,931,291              (3,568,538)
                                                                       -----------------      ------------------

CAPITAL SHARE TRANSACTIONS:
   Shares sold (Note 7)........................................             130,419,803              93,700,000
   Shares redeemed.............................................             (49,141,891)                 (2,500)
                                                                       -----------------      ------------------
   Net increase in net assets
      resulting from capital share transactions (a)............              81,277,912              93,697,500
                                                                       -----------------      ------------------
            TOTAL INCREASE IN NET ASSETS.......................              89,209,203              90,128,962
                                                                       -----------------      ------------------

NET ASSETS:
   Beginning of period.........................................              90,128,972                      10
                                                                       -----------------      ------------------

   End of period (including accumulated net investment
      income of $4,997,026 and $994,689, respectively).........       $     179,338,175      $       90,128,972
                                                                       =================      ==================

(a) A summary of capital share transactions follows:

                                                                             SHARES                 SHARES
                                                                       -----------------      ------------------
   Shares sold.................................................              12,742,970               9,674,521
   Shares redeemed.............................................              (4,811,226)                   (264)
                                                                       -----------------      ------------------
       Net increase in shares outstanding......................               7,931,744               9,674,257
                                                                       =================      ==================

*   The Fund commenced operations June 30, 1995

                See accompanying notes to financial statements.

BRINSON EMERGING MARKETS EQUITY FUND                      FINANCIAL HIGHLIGHTS
================================================================================
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                             YEAR                    PERIOD
                                                                             ENDED                    ENDED
                                                                      DECEMBER 31, 1996         DECEMBER 31, 1995*
                                                                      -----------------         ------------------
Net asset value, beginning of period...........................      $          9.3164         $          10.0000
                                                                      -----------------         ------------------
   Income from investment operations:
   Net investment income.......................................                 0.1810                     0.1028
   Net realized and unrealized gain (loss).....................                 0.6888                    (0.7864)
                                                                      -----------------         ------------------
        Total income (loss) from investment operations.........                 0.8698                    (0.6836)
                                                                      -----------------         ------------------
Net asset value, end of period.................................      $         10.1862         $           9.3164
                                                                      =================         ==================

Total return...................................................                   9.34%                    (6.84%)
Ratios/Supplemental data
   Net assets, end of period (in 000s).........................      $         179,338         $          90,129
   Ratio of expenses to average net assets.....................                   0.46%                     0.50%**
   Ratio of net investment income to average net assets........                   3.42%                     3.86%**
   Portfolio turnover rate.....................................                     25%                        2%
   Average commission rate paid per share......................      $          0.0016         $          0.0016

*   The Fund commenced operations June 30, 1995
**  Annualized

Total return has not been annualized

                See accompanying notes to financial statements.

BRINSON EMERGING MARKETS DEBT FUND
================================================================================
The Brinson Emerging Markets Debt Fund is an actively managed diversified portfolio of fixed income securities issued by sovereign, agency and corporate borrowers domiciled in countries typically excluded from the definition of "developed" markets. Our goal is to achieve a return exceeding that of an appropriate benchmark through active management. Fundamental economic and political analyses are the key elements of the process. Relative value analysis drives our duration, country allocation and security selection strategies.

On June 30th, 1995, Brinson Partners, Inc. introduced its Brinson Emerging Markets Debt Fund. Since July 31, 1995, the first month-end after the Fund became fully invested, the Fund has earned an annualized return of 45.75%, compared to the 40.91% return of its benchmark, the J.P. Morgan Emerging Markets Bond Index Plus (EMBI+). The EMBI+ comprises 71% Brady bonds, 13% loans, 10% Eurobonds and 6% domestic issues as of year-end 1996. For the year 1996, the Fund returned 45.03% versus 39.31% for the benchmark.

The emerging debt market enjoyed exceptional returns in 1996 and was the top performing asset class in U.S. dollar terms. Moreover, the market radically outperformed equivalent-duration U.S. Treasury bonds, which returned 2.73% for 1996. This exceptionally large incremental return of the EMBI+ over equivalent duration U.S. Treasury securities, 36.58%, was due to incremental yield and to principal gains resulting from credit spreads narrowing approximately by 2.65%. In addition, prices on the loans of Russia, Panama and Peru appreciated sharply as restructuring agreements were finalized.

This outstanding performance relative to other U.S. dollar-denominated bonds surprised many observers because it was considered unlikely that the emerging markets' sovereign credit spreads could decline significantly in the face of rising U.S. interest rates (10-year U.S. Treasury rates rose about 0.85% in 1996). As we discussed this time last year, the abnormal pricing of sovereign risk in 1995 provided ample room for spreads to decline. The Mexican devaluation of late 1994 and attendant economic repercussions caused investors to incorporate abnormally high default probabilities into their early 1995 valuations. Now that sovereign credit spreads have reapproached long-term equilibrium levels, large declines in spreads are less likely, as are the exceptional returns of 1996.

Both market/country allocation strategies and security selection improved Fund results. The most notable country strategies were timely overweights in Russia, Venezuela, Panama and Nigeria. Our aggressive U.S. interest rate duration strategy had no net impact upon performance (other than creating modest inter-month swings). This duration strategy, 1.3 times the benchmark, continues to reflect a firm-wide view that U.S. interest rates will decline in 1997.

The only notable country strategies are slight overweights in Venezuela, Panama and Morocco, which are offset by underweights in Bulgaria, the Philippines, Peru and Ecuador. Our Brazilian securities are especially sensitive to spread changes.

BRINSON EMERGING MARKETS DEBT FUND
================================================================================
TOTAL RETURN

                                                                                   6 months          1 year         Annualized
                                                                                     ended           ended          06/30/95*
                                                                                   12/31/96         12/31/96       to 12/31/96
----------------------------------------------------------------------------------------------------------------------------
Brinson Emerging Markets Debt Fund/1/                                              23.78%          45.03%           41.55%
----------------------------------------------------------------------------------------------------------------------------
Brinson Emerging Markets Debt Fund/2/                                              23.16%          44.30%           41.55%
----------------------------------------------------------------------------------------------------------------------------
JP Morgan EMBI+                                                                    20.65%          39.31%           38.32%
----------------------------------------------------------------------------------------------------------------------------

*   Inception date of the Brinson Emerging Markets Debt Fund.
/1/ Total return based on NAV - Does not include the payment of a 0.50%
    transaction charge on Fund share purchases.
/2/ Standardized total return - Includes the payment of a 0.50% transaction charge on Fund share purchases in each period presented where applicable.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in the Brinson Emerging Markets Debt Fund and the JP Morgan EMBI+ if you had invested $100,000 on June 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

BRINSON EMERGING MARKETS DEBT FUND
VS. JP MORGAN EMBI+

      Brinson Emerging      JP Morgan
      Markets Debt Fund      EMBI+

06/30/95            100,000        100,000
07/31/95             98,952        100,074
08/31/95            101,671        102,435
09/30/95            105,713        105,964
10/31/95            104,843        104,876
11/30/95            108,802        108,546
12/31/95            116,401        116,772
01/31/96            127,448        125,646
02/29/96            118,868        118,715
03/31/96            121,904        121,419
04/30/96            129,544        128,043
05/31/96            132,236        130,259
06/30/96            136,384        134,838
07/31/96            139,238        137,656
08/31/96            145,236        142,712
09/30/96            156,324        151,916
10/31/96            158,248        153,109
11/30/96            167,000        160,744
12/31/96            168,816        162,676

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

BRINSON EMERGING MARKETS DEBT FUND
================================================================================

MARKET ALLOCATION
As of December 31, 1996

                      MARKET
                    ALLOCATION     INDEX
-----------------------------------------------
Argentina                  18.3 %      20.0 %
Brazil                     22.8        26.5
Bulgaria                    0.0         1.6
Ecuador                     0.0         2.5
Mexico                     17.8        18.5
Morocco                     5.2         1.3
Nigeria                     0.0         0.9
Panama                      3.5         1.5
Peru                        0.0         1.4
Philippines                 0.0         1.6
Poland                      1.3         3.9
Qatar                       2.7         0.0
Russia                     10.8        11.0
South Africa                0.0         0.5
Venezuela                  10.5         8.8
Cash                        7.0         0.0
-----------------------------------------------
                          100.0 %     100.0 %

Totals may not add due to rounding.

BRINSON EMERGING MARKETS DEBT FUND                       SCHEDULE OF INVESTMENTS
================================================================================

December 31, 1996

                                                                                FACE
                                                                               AMOUNT               VALUE
                                                                            -------------       -------------
BONDS - 91.31%
INTERNATIONAL DOLLAR BONDS - 80.53%
Argentina - FRN, 6.625%, due 03/31/05...................................    $  20,580,000      $   17,866,012
Argentina - Global Bond, 11.000%, due 10/09/06..........................        2,000,000           2,095,000
Argentina - Par Series L, 5.250%, due 03/31/23..........................       32,500,000          20,475,000
Brazil - C Bond, 4.500%, due 04/15/14...................................       38,933,430          28,689,071
Brazil - DCB L FRN, 6.562%, due 04/15/12................................       15,750,000          11,930,625
Brazil - Disc. Series ZL FRN, 6.500%, due 04/15/24......................        6,500,000           4,988,750
Brazil New Money Bond L FRN, 6.562%, due 04/15/09.......................        4,000,000           3,260,000
Mexico - Disc. Series B FRN, 6.375%, due 12/31/19.......................       10,000,000           8,600,000
Mexico - Disc. Series C FRN, 6.375%, due 12/31/19.......................        4,000,000           3,440,000
Mexico - Disc. Series D FRN, 6.351%, due 12/31/19.......................        5,000,000           4,300,000
Mexico - Global Bond, 11.500%, due 05/15/26.............................        2,500,000           2,637,500
Mexico - Par Series A, 6.250%, due 12/31/19.............................        5,750,000           4,204,687
Mexico - Par Series B, 6.250%, due 12/31/19.............................       21,000,000          15,356,250
Morocco - Loan Tranche A FRN, 6.375%, due 01/01/09......................       14,000,000          11,567,500
Panama - IRB 144A, 3.500%, due 07/17/14.................................        7,000,000           4,856,250
Panama - IRB, 3.500%, due 07/17/14......................................        4,000,000           2,775,000
Poland - Disc. FRN, 6.500%, due 10/27/24................................        3,000,000           2,913,750
Ras Laffan Liquefied Natural Gas Co. Ltd. 144A, 8.294%, due 03/15/14....        6,000,000           6,100,248
Venezuela - DCB Series DL FRN, 6.500%, due 12/18/07.....................        6,750,000           5,940,000
Venezuela - Disc. Series W-A FRN, 6.437%, due 03/31/20..................        6,000,000           4,965,000
Venezuela - FLIRB Series B VAR, 6.437%, due 03/31/07....................        3,250,000           2,896,563
Venezuela - Par Series B, 6.750%, due 03/31/20..........................        7,750,000           5,928,750
Venezuela - Par Series W-A, 6.750%, due 03/31/20........................        4,500,000           3,442,500
                                                                                                -------------
                                                                                                  179,228,456
                                                                                                -------------

LOAN PARTICIPATION CERTIFICATE - 10.78%
Vneshekonom Bank Loan Participation, due 01/01/00 (b)...................       30,000,000          24,000,000
                                                                                                -------------

TOTAL BONDS
    (COST $172,721,240).................................................                          203,228,456
                                                                                                -------------

SHORT TERM INVESTMENTS - 7.53%
U.S. GOVERNMENT OBLIGATIONS - .09%
U.S. Treasury Bills, 5.063%, due 05/01/97...............................          200,000             196,625
                                                                                                -------------

COMMERCIAL PAPER - 7.44%
Case Credit Corp., 5.510%, due 01/07/97.................................        1,000,000             999,082
Cincinnati Bell, Inc., 7.250%, due 01/02/97.............................        1,580,000           1,579,682
Columbia/HCA Healthcare Corp., 5.700%, due 02/11/97.....................        1,000,000             993,508
Crown Cork & Seal Co., Inc.
    5.520%, due 01/10/97................................................        1,000,000             998,620
    5.580%, due 01/29/97................................................        1,000,000             995,660
Excel Paralubes Funding Corp., 6.350%, due 01/10/97.....................        2,000,000           1,996,825
Lockheed Martin Corp., 6.970%, due 01/02/97.............................        1,500,000           1,499,709
Ralston Purina Co., 5.500%, due 01/06/97................................          525,000             524,599
Rite Aid Corp., 5.550%, due 02/18/97....................................        1,000,000             992,600
Supervalu, Inc., 6.250%, due 01/21/97...................................        1,000,000             996,528
Tenneco, Inc., 6.000%, due 01/16/97.....................................        1,000,000             997,500
Texas Utilities Co., 7.250%, due 01/02/97...............................        1,500,000           1,499,698
Textron, Inc., 5.620%, due 01/10/97.....................................        1,000,000             998,595
US West Capital Funding, Inc., 5.630%, due 02/05/97.....................        1,000,000             994,526
Whirlpool Financial Corp., 6.000%, due 01/02/97.........................          500,000             499,917
                                                                                                -------------
                                                                                                   16,567,049
                                                                                                -------------
TOTAL SHORT-TERM INVESTMENTS
    (COST $16,763,674)..................................................                           16,763,674
                                                                                                -------------

TOTAL INVESTMENTS
    (COST $189,484,914) - 98.84% (a)....................................                          219,992,130
                                                                                                -------------

CASH AND OTHER ASSETS, LESS LIABILITIES - 1.16%........................                             2,578,438
                                                                                                -------------

NET ASSETS - 100%.......................................................                       $  222,570,568
                                                                                                =============

              SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

BRINSON EMERGING MARKETS DEBT FUND                       SCHEDULE OF INVESTMENTS
================================================================================

December 31, 1996

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $189,484,914; and net unrealized appreciation consisted of:

               Gross unrealized appreciation............................   $ 30,517,853
               Gross unrealized depreciation............................        (10,637)
                                                                           ------------
                     Net unrealized appreciation........................   $ 30,507,216
                                                                           ============

(b) No stated interest rate.

FRN: Floating rate note - The rate disclosed is that in effect at December 31, 1996.
DCB: Debt conversion bond.
IRB: Interest reduction bond.
FLIRB: Front loaded interest reduction bond.

FUTURES CONTRACTS (NOTE 6)
The Brinson Emerging Markets Debt Fund had the following open futures contracts as of December 31, 1996:

                                                       SETTLEMENT                    CURRENT      UNREALIZED
                                                          DATE         COST           VALUE          LOSS
                                                       ----------      ----        -----------    ----------
INTEREST RATE FUTURES BUY CONTRACTS
10 year U.S. Treasury Notes, 60 contracts.......... March 1997      $ 6,675,000    $ 6,547,500    $ (127,500)
30 year U.S. Treasury Bonds, 51 contracts.......... March 1997        5,880,937      5,743,875      (137,062)
                                                                                                  ----------
        Total                                                                                     $ (264,562)
                                                                                                  ==========

The market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1996 was $196,625.

                See accompanying notes to financial statements.

BRINSON EMERGING MARKETS DEBT FUND                         FINANCIAL STATEMENTS
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

ASSETS:
   Investments, at value (Cost $189,484,914) (Note 1)...............................     $ 219,992,130
   Cash.............................................................................            10,237
   Interest receivable .............................................................         2,743,189
                                                                                         --------------
             TOTAL ASSETS...........................................................       222,745,556
                                                                                         --------------

LIABILITIES:
   Payables:
      Variation margin (Note 6).....................................................           110,625
      Accrued expenses..............................................................            64,363
                                                                                         --------------
             TOTAL LIABILITIES......................................................           174,988
                                                                                         --------------

NET ASSETS:
   Applicable to 13,184,226 shares; no par value, unlimited shares authorized.......     $ 222,570,568
                                                                                         ==============
   Net asset value and redemption
      price per share ($222,570,568 / 13,184,226 shares)............................     $     16.8816
                                                                                         ==============
   Maximum offering price per share (net asset value,
      plus 0.50% of net asset value, or 0.50% of offering price) (Note 7)...........     $     16.9664
                                                                                         ==============

NET ASSETS CONSIST OF:
   Paid in capital..................................................................     $ 149,101,121
   Accumulated net investment income................................................        24,214,478
   Accumulated net realized gain....................................................        19,012,315
   Net unrealized appreciation......................................................        30,242,654
                                                                                         --------------
             NET ASSETS.............................................................     $ 222,570,568
                                                                                         ==============

                See accompanying notes to financial statements.

BRINSON EMERGING MARKETS DEBT FUND                         FINANCIAL STATEMENTS
================================================================================

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME:
   Interest....................................................................      $  19,893,017
                                                                                     --------------
             TOTAL INCOME......................................................         19,893,017
                                                                                     --------------

EXPENSES:
   Accounting..................................................................            122,091
   Professional................................................................             69,724
   Custodian...................................................................             39,818
   Pricing.....................................................................             25,257
   Administration..............................................................             20,664
   Other.......................................................................             10,947
                                                                                     --------------
             TOTAL EXPENSES....................................................            288,501
                                                                                     --------------
             NET INVESTMENT INCOME.............................................         19,604,516
                                                                                     --------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain on:
       Investments.............................................................         16,419,992
       Futures contracts.......................................................          1,750,085
                                                                                     --------------
              Net realized gain................................................         18,170,077
                                                                                     --------------
   Change in net unrealized appreciation or depreciation on:
       Investments.............................................................         24,231,983
       Futures contracts.......................................................            (93,812)
                                                                                     --------------
              Change in net unrealized appreciation or depreciation............         24,138,171
                                                                                     --------------
   Net realized and unrealized gain............................................         42,308,248
                                                                                     --------------
   Net increase in net assets resulting from operations........................      $  61,912,764
                                                                                     ==============

                See accompanying notes to financial statements.

BRINSON EMERGING MARKETS DEBT FUND                         FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 YEAR                     PERIOD
                                                                                 ENDED                     ENDED
                                                                           DECEMBER 31, 1996        DECEMBER 31, 1995*
                                                                          ------------------       -------------------
OPERATIONS:
   Net investment income............................................      $     19,604,516         $         4,609,962
   Net realized gain................................................            18,170,077                     842,238
   Change in net unrealized appreciation or depreciation............            24,138,171                   6,104,483
                                                                          ------------------       -------------------
   Net increase in net assets resulting from operations.............            61,912,764                  11,556,683
                                                                          ------------------       -------------------

CAPITAL SHARE TRANSACTIONS:
   Shares sold (Note 7).............................................           152,532,783                 108,100,000
   Shares redeemed..................................................          (111,529,172)                     (2,500)
                                                                          ------------------       -------------------
   Net increase in net assets
      resulting from capital share transactions (a).................            41,003,611                 108,097,500
                                                                          ------------------       -------------------
            TOTAL INCREASE IN NET ASSETS............................           102,916,375                 119,654,183
                                                                          ------------------       -------------------

NET ASSETS:
   Beginning of period..............................................           119,654,193                          10
                                                                          ------------------       -------------------

   End of period (including accumulated net investment
      income of $24,214,478 and $4,609,962, respectively)...........      $    222,570,568         $       119,654,193
                                                                          ==================       ===================


(a) A summary of capital share transactions follows:
                                                                               SHARES                     SHARES
                                                                          ------------------       -------------------
   Shares sold......................................................             9,793,589                  10,279,700
   Shares redeemed..................................................            (6,888,826)                       (238)
                                                                          ------------------       -------------------
       Net increase in shares outstanding...........................             2,904,763                  10,279,462
                                                                          ==================       ===================


*   The Fund commenced operations June 30, 1995


                See accompanying notes to financial statements.

BRINSON EMERGING MARKETS DEBT FUND                          FINANCIAL HIGHLIGHTS
================================================================================

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                                YEAR                  PERIOD
                                                                               ENDED                   ENDED
                                                                          DECEMBER 31, 1996      DECEMBER 31, 1995*
                                                                          -----------------      ------------------
Net asset value, beginning of period...............................      $         11.6401      $          10.0000
                                                                          -----------------      ------------------
   Income from investment operations:
   Net investment income...........................................                 1.3882                  0.4485
   Net realized and unrealized gain................................                 3.8533                  1.1916
                                                                          -----------------      ------------------
        Total income from investment operations....................                 5.2415                  1.6401
                                                                          -----------------      ------------------
Net asset value, end of period.....................................      $         16.8816      $          11.6401
                                                                          =================      ==================

Total return.......................................................                 45.03%                  16.40%
Ratios/Supplemental data
   Net assets, end of period (in 000s).............................      $         222,571      $          119,654
   Ratio of expenses to average net assets.........................                  0.18%                   0.50% **
   Ratio of net investment income to average net assets............                 11.89%                  12.95% **
   Portfolio turnover rate.........................................                    71%                     29%


*   The Fund commenced operations June 30, 1995
**  Annualized

Total return has not been annualized

                See accompanying notes to financial statements.

THE BRINSON RELATIONSHIP FUNDS  -  NOTES TO FINANCIAL STATEMENTS
================================================================================

1.   SIGNIFICANT ACCOUNTING POLICIES
The Brinson Relationship Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended. The Trust currently offers shares of six series representing separate portfolios of investments, each of which is non-diversified. The six series are:
Brinson Global Securities Fund, Brinson Short-Term Fund, Brinson Post-Venture Fund, Brinson High Yield Fund, Brinson Emerging Markets Equity Fund and Brinson Emerging Markets Debt Fund (each a "Fund," and collectively the "Funds"). The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

A. INVESTMENT VALUATION: Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. U.S. equity securities traded over-the-counter are valued at the most recent bid price. Equity securities traded in certain emerging market countries may be subject to a foreign premium and are valued accordingly. Investments in affiliated investment companies are valued each day based on the closing net asset value of the respective Fund. Debt securities are valued at the most recent bid price by using market quotations or independent services. Securities for which market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using the mean between the bid and asked forward points added to the current exchange rates. Equity swap values are derived based on the values, or estimates of the values, of the applicable equity indices and foreign exchange rates underlying the contracts. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B. FOREIGN CURRENCY TRANSLATION: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the WM/Reuters closing spot rates as of 4:00 p.m. London time. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts and income receipts are translated at the prevailing exchange rate on the date of each transaction. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on investments in the statement of operations.

C. INVESTMENT TRANSACTIONS: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

D. INVESTMENT INCOME: Interest income, which includes amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

E. FEDERAL INCOME TAXES: The Trust has received rulings from the Internal Revenue Service that each Fund will be treated as a separate partnership for federal income tax purposes. Income taxes are not provided for by the Funds because taxable income (loss) of the Funds is includable in the income tax returns of the investors. The Funds do not intend to make any distributions to investors.

F. PARTNERSHIP ALLOCATIONS: For federal income tax purposes, an investor's distributive share of each item of a Fund's income, gain, loss, deduction and credit will be determined by the Amended and Restated Agreement and Declaration of Trust (the "Trust Agreement") so long as the allocation has "substantial economic effect" within the meaning of Code Section 704 and the regulations thereunder. The Trust has received rulings from the Internal Revenue Service that this allocation method has substantial economic effect.

G. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

THE BRINSON RELATIONSHIP FUNDS  -  NOTES TO FINANCIAL STATEMENTS
================================================================================

2.   INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, manages the assets of the Trust pursuant to an Investment Advisory Agreement with the Trust (the "Advisory Agreement"). The Advisor does not receive any compensation under the Advisory Agreement for providing investment advisory services. The Advisor has agreed to reimburse the Brinson Post-Venture Fund and Brinson High Yield Fund for all operating expenses. The Advisor has agreed to reimburse the Brinson Global Securities Fund and Brinson Short-Term Fund to the extent that total operating expenses exceed 0.05% of average daily net assets. The Advisor has agreed to reimburse the Brinson Emerging Markets Equity Fund and Brinson Emerging Markets Debt Fund to the extent that total operating expenses exceed 0.50% of average daily net assets.

Certain officers of the Funds are also officers and directors of the Advisor. All officers serve without direct compensation from the Funds. Trustees' fees paid to unaffiliated trustees were $15,433, $1,839, $6,162, $4,827, $5,476 and
$5,862 for the Brinson Global Securities Fund, Brinson Short-Term Fund, Brinson Post-Venture Fund, Brinson High Yield Fund, Brinson Emerging Markets Equity Fund and Brinson Emerging Markets Debt Fund, respectively.

During the year ended December 31, 1996, the Brinson Global Securities Fund began investing in shares of certain affiliated investment companies also sponsored by Brinson Partners, Inc. These investments represent 8.76% of the Fund's total net assets. Activity for the year ended December 31, 1996 is summarized as follows:

                                               Purchases              Sales              Realized              Unrealized
Affiliates                                       Cost               Proceeds               Gains              Gains/Losses
-----------------------------------------------------------------------------------------------------------------------------------
Brinson Post-Venture Fund                    $ 43,189,857           $         0        $         0           $  1,257,626
Brinson High Yield Fund                        20,311,623                     0                  0              1,176,537
Brinson Emerging Markets Equity Fund           34,926,438                     0                  0               (120,438)
Brinson Emerging Markets Debt Fund             52,836,466             1,600,000             20,642              1,986,445
                                             --------------------------------------------------------------------------------------
                                             $151,264,384           $ 1,600,000        $    20,642           $  4,300,170
                                             ======================================================================================

3.   INVESTMENT TRANSACTIONS
Investment transactions for the year ended December 31, 1996, excluding short-term investments, were as follows:

                                                     Purchases    Proceeds from Sales
                                                  --------------  -------------------
Brinson Global Securities Fund............        $2,581,760,729     $1,865,714,255
Brinson Post-Venture Fund.................            93,147,197        107,648,245
Brinson High Yield Fund...................           115,306,848         64,474,077
Brinson Emerging Markets Equity Fund......           129,434,998         18,071,780
Brinson Emerging Markets Debt Fund........           148,059,799        108,570,194

4.   EQUITY SWAP CONTRACTS
The Brinson Emerging Markets Equity Fund enters into equity swap contracts. Equity swaps often provide a less expensive, and in some cases the only, means of investing in certain emerging markets. In these swaps, the Fund agrees to receive the return on an emerging market equity index and pay a floating interest rate based on the notional amount of each contract.

Fluctuations in the value of open swap contracts are recorded daily as net unrealized gains or losses. The Fund realizes a gain or loss upon termination or reset of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. Amounts receivable or payable related to terminated or reset equity swap contracts are reflected as receivable or payable for equity swap contracts closed on the statement of assets and liabilities.

Credit risk may arise as a result of the failure of the swap counterparty to comply with the terms of the swap contract. The Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. The credit risk to the Fund is limited to the net receivable by counterparty, if any, on the swap contracts. Additionally, risks may arise from unanticipated movements in interest rates, foreign exchange rates or in the value of the underlying indices.

At December 31, 1996, the Brinson Emerging Markets Equity Fund had open equity swap contracts with international dealers, including the Fund's custodian. The Fund had short-term investments segregated with its custodian equal to, or in excess of, the notional amount of its open equity swap contracts.

THE BRINSON RELATIONSHIP FUNDS  -  NOTES TO FINANCIAL STATEMENTS
================================================================================

5.   FORWARD FOREIGN CURRENCY CONTRACTS
The Brinson Global Securities Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. Forward foreign currency contracts are also used to achieve currency allocation strategies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. Fluctuations in the value of forward foreign currency contracts are recorded daily as net unrealized gains or losses. The Fund realizes a gain or loss upon settlement of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts during the year ended December 31, 1996 was the Fund's custodian.

6.   FUTURES CONTRACTS
The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Funds, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

7.   TRANSACTION CHARGES
Investors in the Brinson Emerging Markets Equity Fund and the Brinson Emerging Markets Debt Fund are subject to a transaction charge equal to 1.50% and 0.50%, respectively, of the Fund's offering price on Fund share purchases. Therefore, the shares of each of these Funds are sold at a price which is equal to the net asset value of such shares, plus a transaction charge. The transaction charge is retained by the Funds and is intended to defray transaction costs associated with the purchase and sale of securities within the Funds. Effective February 20, 1996, investors in the Brinson Emerging Markets Equity Fund are also subject to a transaction charge equal to 1.50% of the Fund's offering price on Fund share redemptions. Transaction charges received by the Brinson Emerging Markets Equity Fund and the Brinson Emerging Markets Debt Fund were $1,218,204 and $244,549, respectively, for the year ended December 31, 1996, and are included in shares sold on the statements of changes in net assets.












This report is submitted for the general information of the shareholders of the
 Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding each Fund's objectives, policies, expenses and other information.

                                                                      AUDIT. LTR

THE BRINSON RELATIONSHIP FUNDS  - REPORT OF INDEPENDENT AUDITORS
================================================================================

The Board of Trustees and Shareholders of
The Brinson Relationship Funds-
     Brinson Global Securities Fund
     Brinson Short-Term Fund
     Brinson Post-Venture Fund
     Brinson High Yield Fund
     Brinson Emerging Markets Equity Fund
     Brinson Emerging Markets Debt Fund

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Brinson Relationship Funds - Brinson Global Securities Fund, Brinson Short-Term Fund, Brinson Post-Venture Fund, Brinson High Yield Fund, Brinson Emerging Markets Equity Fund and Brinson Emerging Markets Debt Fund as of December 31, 1996, and the related statements of operations and changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Brinson Relationship Funds - Brinson Global Securities Fund, Brinson Short-Term Fund, Brinson Post-Venture Fund, Brinson High Yield Fund, Brinson Emerging Markets Equity Fund and Brinson Emerging Markets Debt Fund at December 31, 1996, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated therein in conformity with generally accepted accounting principles.

                                                              Ernst & Young LLP




Chicago, Illinois
February 11, 1997